Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Feb. 16, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	alv
Entity Registrant Name	AUTOLIV INC
Entity Central Index Key	0001034670
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding			89,336,077
Entity Public Float		$ 7,003
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes

Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Net sales	$ 8,232.4		$ 7,170.6		$ 5,120.7
Cost of sales	(6,504.5)		(5,578.5)		(4,272.8)
Gross profit	1,727.9		1,592.1		847.9
Selling, general and administrative expenses	(368.7)		(327.2)		(299.8)
Research, development and engineering expenses, net	(441.5)		(361.3)		(322.4)
Amortization of intangibles	(18.6)		(18)		(23.1)
Other income (expense), net	(9.9)		(16.4)		(133.7)
Operating income	889.2		869.2		68.9
Equity in earnings of affiliates, net of tax	6.8		5.5		3.8
Interest income	4.9		3.4		5.9
Interest expense	(62)		(54.3)		(68.2)
Loss on extinguishment of debt	(6.2)		(12.3)
Other financial items, net	(4.4)		(6)		(4.9)
Income before income taxes	828.3		805.5		5.5
Income tax (expense) benefit	(201.3)		(210)		7.1
Net income	627	[1]	595.5	[1]	12.6	[1]
Less: Net income attributable to non-controlling interests	3.6		4.9		2.6
Net income attributable to controlling interest	$ 623.4		$ 590.6		$ 10
Earnings per common share
Earnings per share- basic	$ 6.99		$ 6.77		$ 0.12
Earnings per share- assuming dilution	$ 6.65		$ 6.39		$ 0.12
Weighted average number of shares
- basic	89.2		87.3		81.5
- assuming dilution	93.7		92.4		84.5
Cash dividend per share - declared	$ 1.78		$ 1.05
Cash dividend per share - paid	$ 1.73		$ 0.65		$ 0.21

[1]	See Note 13 for further details - includes tax effects where applicable.

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 739.2		$ 587.7
Receivables, net	1,457.8		1,367.6
Inventories, net	623.3		561.7
Income tax receivables	25.5		26.4
Prepaid expenses	56.4		47.7
Other current assets	98.1		97.5
Total current assets	3,000.3		2,688.6
Property, plant and equipment, net	1,121.2		1,025.8
Investments and other non-current assets	279.6		228.1
Goodwill	1,607		1,612.3
Intangible assets, net	109.2		109.7
Total assets	6,117.3		5,664.5
Liabilities and equity
Short-term debt	302.8		87.1
Accounts payable	1,083.9		1,003.1
Accrued expenses	465.9		484.5
Income tax payable	63.8		91.8
Other current liabilities	169.5		168
Total current liabilities	2,085.9		1,834.5
Long-term debt	363.5		637.7
Pension liability	193.1		136
Other non-current liabilities	125.8		117.1
Total non-current liabilities	682.4		890.8
Commitments and contingencies
Common stock	102.8	[1]	102.8	[1]
Additional paid-in capital	1,472.8		1,472.8
Retained earnings	2,374.6		1,910.1
Accumulated other comprehensive income	(42.3)	[2]	36.4	[2]
Treasury stock (13.5 and 13.8 shares)	(574.5)		(594.8)
Total parent shareholders' equity	3,333.4		2,927.3
Non-controlling interests	15.6		11.9
Total equity	3,349	[3]	2,939.2	[3]
Total liabilities and equity	$ 6,117.3		$ 5,664.5

[1]	Number of shares: 350 million authorized, 102.8 million issued for both years, and 89.3 and 89.0 million outstanding, net of treasury shares, for 2011 and 2010, respectively.
[2]	The components of Other Comprehensive (Loss) Income are net of any related income tax effects.
[3]	See Note 13 for further details - includes tax effects where applicable.

Consolidated Balance Sheets (Parenthetical) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, shares authorized	350	350
Common stock, shares issued	102.8	102.8
Common stock, shares outstanding	89.3	89
Treasury stock, shares	13.5	13.8

Consolidated Statement Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating activities
Net income	$ 627	[1]	$ 595.5	[1]	$ 12.6	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	268.3		281.7		314.3
Deferred income taxes	5		17.8		(62.5)
Loss on extinguishment of debt	6.2		12.3
Undistributed earnings from affiliated companies, net of dividends	(0.4)		5.1		(3.3)
Net change in:
Receivables and other assets, gross	(114.3)		(227.8)		(175)
Inventories gross	(65.5)		(50.4)		134.2
Accounts payable and accrued expenses	35.4		230.4		235.1
Income taxes	(30.8)		37.3		12.9
Other, net	27.3		22.5		24.3
Net cash provided by operating activities	758.2		924.4		492.6
Investing activities
Expenditures for property, plant and equipment	(367.3)		(236.4)		(139.7)
Proceeds from sale of property, plant and equipment	10.3		12		9.3
Acquisition of businesses, net of cash acquired	(23.2)		(77.4)		(36.3)
Net proceeds from divestitures	5.4
Other	2.1		4.6		9.4
Net cash used in investing activities	(372.7)		(297.2)		(157.3)
Financing activities
Net increase (decrease) in short-term debt	103.1		(278.6)		17.1
Issuance of long-term debt	47.1		19.8		595.4
Repayments and other changes in long-term debt	(219.7)		(170.8)		(1,203.8)
Cash paid for extinguishment of debt	(6.3)		(8.3)
Dividends paid to non-controlling interests	(0.4)				(3.1)
Capital contribution from non-controlling interests			1.2
Acquisition of subsidiary shares from non-controlling interest			(63.7)		(4.6)
Dividends paid	(154.3)		(57.7)		(14.8)
Common stock and purchase contract issue, net					236.9
Common stock options exercised	12.9		29.2		0.8
Other, net	(5.3)
Net cash used in financing activities	(222.9)		(528.9)		(376.1)
Effect of exchange rate changes on cash and cash equivalents	(11.1)		16.7		24.9
Increase (decrease) in cash and cash equivalents	151.5		115		(15.9)
Cash and cash equivalents at beginning of year	587.7		472.7		488.6
Cash and cash equivalents at end of year	$ 739.2		$ 587.7		$ 472.7

[1]	See Note 13 for further details - includes tax effects where applicable.

Consolidated Statements Of Total Equity (USD $) In Millions, unless otherwise specified		Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total Parent Shareholders' Equity [Member]	Non-Controlling Interest [Member]	Total
Balance, value at Dec. 31, 2008		$ 102.8	$ 1,954.3	$ 1,402.8	$ 54.3	$ (1,397.7)	$ 2,116.5	$ 57.3	$ 2,173.8	[1]
Balance, shares at Dec. 31, 2008		102.8
Comprehensive Income:
Net income				10			10	2.6	12.6	[1]
Net change in cash flow hedges					(0.3)		(0.3)		(0.3)	[1]
Foreign currency translation					18		18	0.6	18.6	[1]
Pension liability					2.3		2.3		2.3	[1]
Total Comprehensive Income	[1]								33.2
Common stock incentives	[2]					6.3	6.3		6.3	[1]
Dividends paid to non-controlling interests on subsidiary shares								(3.1)	(3.1)	[1]
Common stock issuance, net			(409.5)			630.7	221.2		221.2	[1]
Fair value purchase contract, net			15.7				15.7		15.7	[1]
Purchase of subsidiary shares from non-controlling interests			(1.5)				(1.5)	(9.6)	(11.1)	[1]
Balance, value at Dec. 31, 2009		102.8	1,559	1,412.8	74.3	(760.7)	2,388.2	47.8	2,436	[1]
Balance, shares at Dec. 31, 2009		102.8
Comprehensive Income:
Net income				590.6			590.6	4.9	595.5	[1]
Net change in cash flow hedges					0.2		0.2		0.2	[1]
Foreign currency translation					(30.3)		(30.3)	0.3	(30)	[1]
Pension liability					(7.8)		(7.8)		(7.8)	[1]
Total Comprehensive Income	[1]								557.9
Common stock incentives	[2]					34.6	34.6		34.6	[1]
Cash dividends declared				(93.3)			(93.3)		(93.3)	[1]
Common stock issuance, net			(74.2)			131.3	57.1		57.1	[1]
Investment in subsidiary by non-controlling interests								1.2	1.2	[1]
Acquisition of non-controlling interests								4.2	4.2	[1]
Purchase of subsidiary shares from non-controlling interests			(12)				(12)	(46.5)	(58.5)	[1]
Balance, value at Dec. 31, 2010		102.8	1,472.8	1,910.1	36.4	(594.8)	2,927.3	11.9	2,939.2	[1]
Balance, shares at Dec. 31, 2010		102.8							102.8
Comprehensive Income:
Net income				623.4			623.4	3.6	627	[1]
Foreign currency translation					(42.3)		(42.3)	0.5	(41.8)	[1]
Pension liability					(36.4)		(36.4)		(36.4)	[1]
Total Comprehensive Income	[1]								548.8
Common stock incentives	[2]					20.3	20.3		20.3	[1]
Cash dividends declared				(158.9)			(158.9)		(158.9)	[1]
Dividends paid to non-controlling interests on subsidiary shares								(0.4)	(0.4)	[1]
Balance, value at Dec. 31, 2011		$ 102.8	$ 1,472.8	$ 2,374.6	$ (42.3)	$ (574.5)	$ 3,333.4	$ 15.6	$ 3,349	[1]
Balance, shares at Dec. 31, 2011		102.8							102.8

[1]	See Note 13 for further details - includes tax effects where applicable.
[2]	See Notes 1 and 15 for further details - includes tax effects.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. Summary of Significant Accounting Policies

(Dollars in millions, except per share data)

Nature of Operations

Through its operating subsidiaries, Autoliv is a global automotive safety supplier with sales to all the leading car manufacturers.

Principles of Consolidation

The consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (GAAP) and include Autoliv, Inc. and all companies over which Autoliv, Inc. directly or indirectly exercises control, which generally means that the Company owns more than 50% of the voting rights. From January 1, 2010, consolidation is also required when the Company has both the power to direct the activities of a variable interest entity (VIE) and the obligation to absorb losses or receive benefits from the VIE that could be significant to the VIE. Prior to January 1, 2010, consolidation of a VIE was required when the Company was subject to a majority of the risk of loss from or was entitled to receive a majority of the residual returns from the VIE.

All intercompany accounts and transactions within the Company have been eliminated from the consolidated financial statements.

Investments in affiliated companies in which the Company exercises significant influence over the operations and financial policies, but does not control, are reported using the equity method of accounting. Generally, the Company owns between 20 and 50 percent of such investments.

Business Combinations

Transactions in which the Company obtains control of a business are from January 1, 2009 accounted for according to the acquisition method as described in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805, Business Combinations. The assets acquired and liabilities assumed are recognized and measured at their full fair values as of the date control is obtained, regardless of the percentage ownership in the acquired entity or how the acquisition was achieved. Acquisition related costs in connection with a business combination are expensed as incurred. Contingent considerations are recognized and measured at fair value at the acquisition date and classified as either liabilities or equity based on appropriate GAAP. Prior to January 1, 2009, the purchase price of an acquired entity was allocated based on requirements of FASB Statement No.141, Business Combinations. The allocated acquisition costs in these business combinations included direct and indirect acquisition related costs.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of net sales and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Revenues are recognized when there is evidence of a sales agreement, delivery of goods has occurred, the sales price is fixed and determinable and the collectability of revenue is reasonably assured. The Company records revenue from the sale of manufactured products upon shipment to customers and transfer of title and risk of loss under standard commercial terms (typically F.O.B. shipping point). In those limited instances where other terms are negotiated and agreed, revenue is recorded when title and risk of loss are transferred to the customer.

Accruals are made for retroactive price adjustments when probable and able to be reasonably estimated.

Net sales exclude taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers.

Cost of Sales

Shipping and handling costs are included in Cost of sales in the Consolidated Statements of Income. Contracts to supply products which extend for periods in excess of one year are reviewed when conditions indicate that costs may exceed selling prices, resulting in losses. Losses on long-term supply contracts are recognized when estimable.

Research, Development and Engineering (R,D&E)

Research and development and most engineering expenses are expensed as incurred. These expenses are reported net of royalty income and income from contracts to perform engineering design and product development services. Such income is not significant in any period presented.

Certain engineering expenses related to long-term supply arrangements are capitalized when the defined criteria, such as the existence of a contractual guarantee for reimbursement, are met. The aggregate amount of such assets is not significant in any period presented.

Tooling is generally agreed upon as a separate contract or a separate component of an engineering contract, as a pre-production project. Capitalization of tooling costs is made only when the specific criteria for capitalization of customer-funded tooling are met or the criteria for capitalization as Property, Plant & Equipment (P,P&E) for tools owned by the Company are fulfilled. Depreciation on the Company's own tooling is recognized in the Consolidated Statements of Income as Cost of sales.

Stock Based Compensation

The compensation costs for all of the Company's stock-based compensation awards are determined based on the fair value method as defined in ASC 718, Compensation - Stock Compensation. The Company records the compensation expense for Restricted Stock Units (RSUs) and stock options over the vesting period.

Income Taxes

Current tax liabilities and assets are recognized for the estimated taxes payable or refundable on the tax returns for the current year. In certain circumstances, payments or refunds may extend beyond twelve months, in which cases such amounts would be classified as non-current taxes payable or refundable. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences and carry-forwards that result from events that have been recognized in either the financial statements or the tax returns, but not both. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws. Deferred tax assets are reduced by the amount of any tax benefits that are not expected to be realized. Current and non-current components of deferred tax balances are reported separately based on financial statement classification of the related asset or liability giving rise to the temporary difference. If a deferred tax asset or liability is not related to an asset or liability that exists for financial reporting purposes, including deferred tax assets related to carry forwards, the deferred tax asset or liability would be classified based on the expected reversal date of the temporary differences. Tax assets and liabilities are not offset unless attributable to the same tax jurisdiction and netting is possible according to law and expected to take place in the same period.

Tax benefits associated with tax positions taken in the Company's income tax returns are initially recognized and measured in the financial statements when it is more likely than not that those tax positions will be sustained upon examination by the relevant taxing authorities. The Company's evaluation of its tax benefits is based on the probability of the tax position being upheld if challenged by the taxing authorities (including through negotiation, appeals, settlement and litigation). Whenever a tax position does not meet the initial recognition criteria, the tax benefit is subsequently recognized and measured if there is a substantive change in the facts and circumstances that cause a change in judgment concerning the sustainability of the tax position upon examination by the relevant taxing authorities. In cases where tax benefits meet the initial recognition criterion, the Company continues, in subsequent periods, to assess its ability to sustain those positions. A previously recognized tax benefit is derecognized when it is no longer more likely than not that the tax position would be sustained upon examination. Liabilities for unrecognized tax benefits are classified as non-current unless the payment of the liability is expected to be made within the next 12 months.

Earnings per Share

The Company calculates basic earnings per share (EPS) by dividing net income attributable to controlling interest by the weighted-average number of common shares outstanding for the period (net of treasury shares). When it would not be antidilutive (such as during periods of net loss), the diluted EPS also reflects the potential dilution that could occur if common stock were issued for awards under the Stock Incentive Plan and for common stock issued upon conversion of the equity units.

Cash Equivalents

The Company considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents.

Receivables

The Company has guidelines for calculating the allowance for bad debts. In determining the amount of a bad debt allowance, management uses its judgment to consider factors such as the age of the receivables, the Company's prior experience with the customer, the experience of other enterprises in the same industry, the customer's ability to pay, and/or an appraisal of current economic conditions. Collateral is typically not required. There can be no assurance that the amount ultimately realized for receivables will not be materially different than that assumed in the calculation of the allowance.

Financial Instruments

The Company uses derivative financial instruments, "derivatives", as part of its debt management to mitigate the market risk that occurs from its exposure to changes in interest and foreign exchange rates. The Company does not enter into derivatives for trading or other speculative purposes. The use of such derivatives is in accordance with the strategies contained in the Company's overall financial policy. The derivatives outstanding at year-end are either interest rate swaps or foreign exchange swaps. All swaps principally match the terms and maturity of the underlying debt and no swaps have a maturity beyond 2019.

All derivatives are recognized in the consolidated financial statements at fair value. Certain derivatives are from time to time designated either as fair value hedges or cash flow hedges in line with the hedge accounting criteria. For certain other derivatives hedge accounting is not applied either because non-hedge accounting treatment creates the same accounting result or the hedge does not meet the hedge accounting requirements, although entered into applying the same rationale concerning mitigating market risk that occurs from changes in interest and foreign exchange rates.

When a hedge is classified as a fair value hedge, the change in the fair value of the hedge is recognized in the Consolidated Statements of Income along with the offsetting change in the fair value of the hedged item. When a hedge is classified as a cash flow hedge, any change in the fair value of the hedge is initially recorded in equity as a component of Other Comprehensive Income, (OCI), and reclassified into the Consolidated Statements of Income when the hedge transaction affects net earnings. There were no material reclassifications from OCI to the Consolidated Statements of Income in 2011 and, likewise, no material reclassifications are expected in 2012. Any ineffectiveness has been immaterial.

For further details on the Company's financial instruments, see Note 3.

Inventories

The cost of inventories is computed according to the first-in, first-out method (FIFO). Cost includes the cost of materials, direct labor and the applicable share of manufacturing overhead. Inventories are evaluated based on individual or, in some cases, groups of inventory items. Reserves are established to reduce the value of inventories to the lower of cost or market, with the market generally defined as net realizable value for finished goods and replacement cost for raw materials and work-in-process. Excess inventories are quantities of items that exceed anticipated sales or usage for a reasonable period. The Company has guidelines for calculating provisions for excess inventories based on the number of months of inventories on hand compared to anticipated sales or usage. Management uses its judgment to forecast sales or usage and to determine what constitutes a reasonable period. There can be no assurance that the amount ultimately realized for inventories will not be materially different than that assumed in the calculation of the reserves.

Property, Plant and Equipment

Property, Plant and Equipment are recorded at historical cost. Construction in progress generally involves short-term projects for which capitalized interest is not significant. The Company provides for depreciation of property, plant and equipment computed under the straight-line method over the assets' estimated useful lives. Depreciation on capital leases is recognized in the Consolidated Statements of Income over the shorter of the assets' expected life or the lease contract terms. Repairs and maintenance are expensed as incurred.

The Company evaluates the carrying value of long-lived assets other than goodwill when indications of impairment are evident. Impairment testing is primarily done by using the cash flow method based on undiscounted future cash flows.

Goodwill and Intangible Assets

Goodwill represents the excess of the fair value of consideration transferred over the fair value of net assets of businesses acquired. Goodwill is not amortized, but is subject to at least an annual review for impairment. Other intangible assets, principally related to acquired technology and contractual relationships, are amortized over their useful lives which range from 3 to 25 years.

As of December 31, 2011 and 2010, the Company had recorded goodwill of approximately $1.6 billion and $1.6 billion respectively of which nearly all is associated with the reporting unit Airbag & Seatbelt Systems. Approximately $1.2 billion is goodwill associated with the 1997 merger of Autoliv AB and the Automotive Safety Products Division of Morton International, Inc. The Company performs its annual impairment testing in the fourth quarter of each year. Impairment testing is required more often than annually if an event or circumstance indicates that an impairment, or decline in value, may have occurred. The impairment testing of goodwill is based on two different reporting units: 1) Airbag & Seatbelt Systems and 2) Active Safety Electronics.

In conducting its impairment testing, the Company compares the estimated fair value of each of its reporting units to the related carrying value of the reporting unit. If the estimated fair value of a reporting unit exceeds its carrying value, goodwill is considered not to be impaired. If the carrying value of a reporting unit exceeds its estimated fair value, an impairment loss is measured and recognized.

The estimated fair market value of the reporting unit is determined by the discounted cash flow method taking into account expected long-term operating cash-flow performance. The Company discounts projected operating cash flows using its weighted average cost of capital, including a risk premium to adjust for market risk. The estimated fair value is based on automotive industry volume projections which are based on third-party and internally developed forecasts and discount rate assumptions. Significant assumptions include terminal growth rates, terminal operating margin rates, future capital expenditures and working capital requirements.

To supplement this analysis, the Company compares the market value of its equity, calculated by reference to the quoted market prices of its shares, to the book value of its equity.

There were no impairments of goodwill in 2009 through 2011.

Insurance Deposits

The Company has entered into liability and recall insurance contracts to mitigate the risk of costs associated with product recalls. These are accounted for under the deposit method of accounting based on the existing contractual terms.

Warranties and Recalls

The Company records liabilities for product recalls when probable claims are identified and when it is possible to reasonably estimate costs. Recall costs are costs incurred when the customer decides to formally recall a product due to a known or suspected safety concern. Product recall costs typically include the cost of the product being replaced as well as the customer's cost of the recall, including labor to remove and replace the defective part.

Provisions for warranty claims are estimated based on prior experience, likely changes in performance of newer products and the mix and volume of products sold. The provisions are recorded on an accrual basis.

Restructuring Provisions

The Company defines restructuring expense to include costs directly associated with rightsizing, exit or disposal activities.

Estimates of restructuring charges are based on information available at the time such charges are recorded. In general, management anticipates that restructuring activities will be completed within a timeframe such that significant changes to the exit plan are not likely. Due to inherent uncertainty involved in estimating restructuring expenses, actual amounts paid for such activities may differ from amounts initially estimated.

Pension Obligations

The Company provides for both defined contribution plans and defined benefit plans. A defined contribution plan generally specifies the periodic amount that the employer must contribute to the plan and how that amount will be allocated to the eligible employees who perform services during the same period. A defined benefit pension plan is one that contains pension benefit formulas, which generally determine the amount of pension benefit that each employee will receive for services performed during a specified period of employment.

The amount recognized as a defined benefit liability is the net total of projected benefit obligation (PBO) minus the fair value of plan assets (if any) (see Note 18). The plan assets are measured at fair value. The input to the fair value measurement of the plan assets is mainly quoted prices in active markets for identical assets.

Contingent Liabilities

Various claims, lawsuits and proceedings are pending or threatened against the Company or its subsidiaries, covering a range of matters that arise in the ordinary course of its business activities with respect to commercial, product liability or other matters (see Note 16).

The Company diligently defends itself in such matters and, in addition, carries insurance coverage to the extent reasonably available against insurable risks.

The Company records liabilities for claims, lawsuits and proceedings when they are identified and it is possible to reasonably estimate the cost of such liabilities. Legal costs expected to be incurred in connection with a loss contingency are expensed as such costs are incurred.

The Company believes, based on currently available information, that the resolution of outstanding matters, other than the antitrust investigations, after taking into account recorded liabilities and available insurance coverage, should not have a material effect on the Company's financial position or results of operations.

However, due to the inherent uncertainty associated with such matters, there can be no assurance that the final outcomes of these matters will not be materially different than currently estimated.

Translation of Non-U.S. Subsidiaries

The balance sheets of subsidiaries with functional currency other than U.S. dollars are translated into U.S. dollars using year-end rates of exchange.

The statement of operations of these subsidiaries is translated into U.S. dollars at the average rates of exchange for the year. Translation differences are reflected in equity as a component of OCI.

Receivables and Liabilities in Non-Functional Currencies

Receivables and liabilities not denominated in functional currencies are converted at year-end rates of exchange. Net transaction gains/(losses), reflected in the Consolidated Statements of Income amounted to $(11.1) million in 2011, $(9.1) million in 2010 and $(16.1) million in 2009, and are recorded in operating income if they relate to operational receivables and liabilities or recorded in other financial items, net if they relate to financial receivables and liabilities.

Recently Issued Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05", which defers the requirement in ASU 2011-05 that companies present reclassification adjustment for each component of accumulated other comprehensive income (AOCI) in both net income and other comprehensive income (OCI) on the face of the financial statements. The effective dates of ASU 2011-12 are consistent with the effective dates of ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011, with early adoption permitted. ASU No. 2011-12 will have no impact on the Company's consolidated financial statements, other than presentation of comprehensive income.

In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities", which requires disclosure of financial instruments and derivatives that are either offset on the balance sheet in accordance with ASC 210-20-45 or ASC 815-10-45, or subject to a master netting arrangement, irrespective of whether they are offset on the balance sheet. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. Entities should provide the disclosures required by this ASU retrospectively for all comparative periods presented. The adoption of ASU 2011-11 will have an impact on the Company's disclosures about its financial instruments to the consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-09, "Disclosure about an Employer's Participation in a Multiemployer Plan", which require an employer participating in multiemployer pension plans to provide additional quantitative and qualitative disclosures. The amended disclosures provide users with more detailed information about an employer's involvement in multiemployer pension plans, including: the significant multiemployer plans in which the employer participates, the level of participation in the significant multiemployer plans, including the employer's contributions made to the plans, the financial health of the significant multiemployer plans, including an indication of the funded status, and the nature of the employer commitments to the plan. ASU No. 2011-09 is effective for annual periods ending after December 15, 2011. The adoption of ASU No. 2011-09 had an impact on the disclosures in Note 18 to the consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income," which updates Accounting Standards Codification ("ASC") Topic 220. ASU No. 2011-05 eliminates the ability of reporting entities to present changes in other comprehensive income as a component of stockholder's equity, and requires that changes in other comprehensive income be shown either in a continuous statement of comprehensive income or as a statement immediately following the statement of earnings. ASU No. 2011-05 is effective for interim and annual periods beginning after December 15, 2011, with early adoption permitted. ASU No. 2011-05 will have no impact on the Company's consolidated financial statements, other than presentation of comprehensive income.

In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", which updates ASC Topic 820. ASU No. 2011-04 clarifies the intent of ASC 820 around the highest and best use concept being relevant only to nonfinancial assets, the fair value of instruments in shareholders' equity should be measured from the perspective of a market participant holding the instrument as an asset, and the appropriate usage of premiums and discounts in a fair value measurement. ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. ASU No. 2011-04 is not expected to have a material impact on the Company's consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06, "Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 requires disclosure of significant transfers between Level 1 and Level 2 of the fair value hierarchy beginning on January 1, 2010. ASU No. 2010-06 further requires entities to report, on a gross basis, activity in the Level 3 fair value measurement reconciliation beginning on January 1, 2011. The adoption of the 2011 provisions of ASU No. 2010-06 did not have a material impact on the Company's consolidated financial statements.

Reclassifications

Certain prior-year amounts have been reclassified to conform to current year presentation.

Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations

2. Business Combinations

Business combinations generally take place to either gain key technology or strengthen Autoliv's position in a certain geographical area or with a certain customer.

No significant business combinations have taken place during 2011.

As of March 31, 2010, Autoliv acquired Delphi's Occupant Protection Systems (OPS) operations in Korea and China. The purchase price for this acquisition was $73 million and this acquisition did not result in any goodwill. The assets and liabilities assumed from these businesses were included in the Company's consolidated financial statements as of March 31, 2010. The results from the operations have been included in the consolidated financial statements from April 1, 2010.

In December 2009, Autoliv acquired certain assets from Delphi in North America and Europe for the production of airbags, steering wheels and seatbelts. The purchase price and goodwill in connection with these acquisitions was $34 million and $1 million, respectively.

There is no goodwill that is expected to be deductible for tax purposes arising from these acquisitions.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

3. Fair Value Measurements

Assets and liabilities measured at fair value on a recurring basis

The Company records derivatives at fair value. Any gains and losses on derivatives recorded at fair value are reflected in the Consolidated Statement of Income with the exception of cash flow hedges where an immaterial portion of the fair value is reflected in Other Comprehensive Income in the balance sheet. The degree of judgment utilized in measuring the fair value of the instruments generally correlates to the level of pricing observability. Pricing observability is impacted by a number of factors, including the type of asset or liability, whether the asset or liability has an established market and the characteristics specific to the transaction. Derivatives with readily active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of pricing observability and a lesser degree of judgment utilized in measuring fair value. Conversely, assets rarely traded or not quoted will generally have less, or no, pricing observability and a higher degree of judgment utilized in measuring fair value.

Under existing GAAP, there is a hierarchal disclosure framework associated with the level of pricing observability utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level 2 - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently, and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level 3 - Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management's best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The following table summarizes the valuation of the Company's derivatives by the above pricing observability levels:

	Total carrying amount in Consolidated Balance Sheet December 31		Fair value measurement at December 31, using:
			2011			2010
DESCRIPTION	2011	2010	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Assets
Derivatives	$19.7	$17.1	—	$19.7	—	—	$17.1	—

Total Assets	$19.7	$17.1	—	$19.7	—	—	$17.1	—

Liabilities
Derivatives	$0.6	$7.1	—	$0.6	—	—	$7.1	—

Total Liabilities	$0.6	$7.1	—	$0.6	—	—	$7.1	—

The carrying value of cash and cash equivalents, accounts receivable, accounts payable, other current liabilities and short-term debt approximate their fair value because of the short-term maturity of these instruments. The fair value of long-term debt is determined from quoted market prices as provided in the secondary market which was estimated using a discounted cash flow method based on the Company's current borrowing rates for similar types of financing without a quoted market price. The discount rates for all derivative contracts are based on bank deposit or swap interest rates. Credit risk has been considered when determining the discount rates used for the derivative contracts which when aggregated by counterparty are in a liability position. The fair value of derivatives is estimated using a discounted cash flow method based on quoted market prices.

The fair value and carrying value of debt is summarized in the table below. For further details on the Company's debt, see Note 12.

FAIR VALUE OF DEBT, DECEMBER 31

DESCRIPTION	Carrying value1) 2011	Fair value 2011	Carrying value1) 2010	Fair value 2010

Long-term debt
U.S. Private placement	$305.1	$331.9	$409.3	$442.8
Medium-term notes	43.3	40.6	88.2	96.3
Notes2)	—	—	100.2	115.7
Other long-term debt	15.1	15.1	40.0	39.7

Total	$363.5	$387.6	$637.7	$694.5

Short-term debt
Overdrafts and other short-term debt	$63.2	$63.2	$29.7	$29.7
Short-term portion of long-term debt3)	132.4	136.5	57.4	57.4
Notes2)	107.2	109.9	—	—

Total	$302.8	$309.6	$87.1	$87.1

1)	Debt as reported in balance sheet.
2)	Notes issued as part of the equity units offering has been reclassified to short-term debt during 2011 (for further information see Note 13).
3)	$110 million carrying value of U.S. Private placement has been reclassified to short-term debt during 2011.

The tables below present information about the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010 and amount of gain (loss) recognized in the consolidated statement of income for the years ending December 31, 2011, 2010 and 2009. Although the Company is party to close-out netting agreements with most derivative counterparties, the fair values in the tables below and in the Consolidated Balance Sheets at December 31, 2011 and 2010, have been presented on a gross basis.

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

DESCRIPTION	Nominal volume	Derivative asset	Derivative liability	Balance Sheet location

Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0	$15.1	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0	$15.1	$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$845.2	$4.6	$0.6	Other current assets/ liabilities

Total derivatives not designated as hedging instruments	$845.2	$4.6	$0.6

Total derivatives	$905.2	$19.7	$0.6

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010

DESCRIPTION	Nominal volume	Derivative asset	Derivative liability	Balance Sheet location

Derivatives designated as hedging instruments
Interest rate swaps, less than 9 years (fair value hedge)	$60.0	$9.3	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0	$9.3	$—

Derivatives not designated as hedging instruments
Cross currency interest rate swaps, less than 1 year	$40.3	$3.7	$—	Other current assets
Foreign exchange swaps, less than 6 months	1,486.2	4.1	7.1	Other current assets/ liabilities

Total derivatives not designated as hedging instruments	$1,526.5	$7.8	$7.1

Total derivatives	$1,586.5	$17.1	$7.1

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENT OF INCOME JANUARY-DECEMBER 2011

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense

Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0	—	$5.9	—	—	—

Total derivatives designated as hedging instruments	$60.0

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(5.9)	—	—	—

Total gain (loss) in Consolidated Statement of income			$0.0

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENT OF INCOME JANUARY-DECEMBER 2010

	Nominal volume		Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense

Derivatives designated as hedging instruments
Cross currency interest rate swaps, less than 1 year (cash flow hedge)	$54.0	1)	$1.9	$—	$—	$—	$0.2
Interest rate swaps, less than 9 years (fair value hedge)	60.0		—	2.8	—	—	—

Total derivatives designated as hedging instruments	$114.0

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0		—	$(2.8)	—	—	—

Total gain (loss) in Consolidated Statement of income				$0.0

1)	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENT OF INCOME JANUARY-DECEMBER 2009

	Nominal volume		Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense

Derivatives designated as hedging instruments
Cross currency interest rate swaps, less than 1 year (cash flow hedge)	$52.5		$1.6	$—	$—	$(0.3)	$—
Interest rate swaps, less than 10 years (fair value hedge)	60.0	1)	—	(8.9)	—	—	—

Total derivatives designated as hedging instruments	$112.5

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0		—	$8.9	—	—	—

Total gain (loss) in Consolidated Statement of income				$0.0

1)	The hedged item related to the fair value hedge consists of a $60 million debt note which matures in 2019.

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENT OF INCOME JANUARY-DECEMBER

	Nominal volume			Other financial items, net			Interest expense			Interest income
	2011	2010	2009	2011	2010	2009	2011	2010	2009	2011	2010	2009

Derivatives not designated as hedging instruments
Cross currency interest rate swaps, less than 1 year	$—	$40.3	$20.3	$(3.8)	$2.0	$1.5	$0.1	$0.2	$0.1	$—	$—	$—
Cross currency interest rate swaps, less than 2 years	—	—	40.3	—	—	2.9	—	—	0.2	—	—	—
Foreign exchange swaps	845.2	1,486.2	1,379.3	6.8	(1.0)	20.2	0.2	(0.3)	(0.2)	—	—	—

Total derivatives not designated as hedging instruments	$845.2	$1,526.5	$1,439.9

All amounts recognized in the Consolidated Statements of Income related to derivatives, not designated as hedging instruments, relate to economic hedges and thus have been materially offset by an opposite statements of income effect of the related financial liabilities or financial assets.

Assets and liabilities measured at fair value on a non-recurring basis

In addition to assets and liabilities that are measured at fair value on a recurring basis, the Company also has assets and liabilities in its balance sheet that are measured at fair value on a non-recurring basis. Assets and liabilities that are measured at fair value on a non-recurring basis include long-lived assets, including investments in affiliates, and restructuring liabilities (see Note 10).

The Company has determined that the fair value measurements included in each of these assets and liabilities rely primarily on Company-specific inputs and the Company's assumptions about the use of the assets and settlements of liabilities, as observable inputs are not available. The Company has determined that each of these fair value measurements reside within Level 3 of the fair value hierarchy. To determine the fair value of long-lived assets, the Company utilizes the projected cash flows expected to be generated by the long-lived assets, then discounts the future cash flows over the expected life of the long-lived assets. For restructuring obligations, the amount recorded represents the fair value of the payments expected to be made, and such provisions are discounted if the payments are expected to extend beyond one year.

As of December 31, 2011 and 2010, the Company had $32.3 million and $48.6 million, respectively, of restructuring reserves which were measured at fair value upon initial recognition of the associated liability (see Note 10). The Company has not recorded any impairment charges on its long-lived assets during 2011. In 2010 and 2009, machinery and equipment with a carrying amount of $1.0 million and $5.3 million, respectively, was written down to its fair value of $0.0 million and $0.0 million, respectively, resulting in an impairment charge of $1.0 million and $5.3 million, respectively, which was included in the Consolidated Statements of Income. There will be no future identifiable cash flows related to this group of impaired assets.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

4. Income Taxes

	000000	000000	000000
INCOME (LOSS) BEFORE INCOME TAXES	2011	2010	2009

U.S.	$165.1	$132.8	$(30.1)
Non-U.S.	663.2	672.7	35.6

Total	$828.3	$805.5	$5.5

	000000	000000	000000
PROVISION FOR INCOME TAXES	2011	2010	2009

Current
U.S. federal	$32.3	$60.9	$6.0
Non-U.S.	157.6	120.0	47.8
U.S. state and local	6.5	11.3	1.5
Deferred
U.S. federal	1.8	(8.9)	0.1
Non-U.S.	3.0	28.2	(62.5)
U.S. state and local	0.1	(1.5)	0.0

Total income tax expense (benefit)	$201.3	$210.0	$(7.1)

	0000	0000	0000
EFFECTIVE INCOME TAX RATE	2011	2010	2009

U.S. federal income tax rate	35.0%	35.0%	35.0%
Net operating loss carry-forwards	(1.3)	(0.9)	(70.9)
Non-utilized operating losses	1.4	0.1	172.7
Foreign tax rate variances	(7.5)	(8.6)	(408.9)
State taxes, net of federal benefit	0.5	0.8	41.8
Earnings of equity investments	(0.3)	(0.2)	(21.8)
Tax credits	(3.0)	(3.3)	(398.2)
Changes in tax reserves	(2.4)	(0.4)	32.7
Cost of double taxation	0.7	1.9	281.8
Withholding taxes	1.9	2.7	200.0
Other, net	(0.7)	(1.0)	6.7
Effective income tax rate	24.3%	26.1%	(129.1)%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. On December 31, 2011, the Company had net operating loss carry-forwards (NOL's) of approximately $210 million, of which approximately $170 million have no expiration date. The remaining losses expire on various dates through 2029. The Company also has $3.6 million of U.S. Foreign Tax Credit carry forwards, which expire in 2021. The Company also has Investment Tax Credit carry forwards of $5.9 million, which expire in 2021.

Valuation allowances have been established which partially offset the related deferred assets. The Company provides valuation allowances against potential future tax benefits when, in the opinion of management, based on the weight of available evidence, it is more likely than not that some portion of the deferred tax assets will not be realized. Such allowances are primarily provided against NOL's of companies that have perennially incurred losses, as well as the NOL's of companies that are start-up operations and have not established a pattern of profitability.

The Company benefits from "tax holidays" in certain of its subsidiaries, principally in China. The foreign tax rate variance includes the effect of these tax holidays. These tax holidays typically take the form of reduced rates of tax on income for a period of several years following the establishment of an eligible company. These tax holidays have resulted in income tax savings of approximately $10 million ($0.11 per share) in 2011, $18 million ($0.20 per share) in 2010 and $12 million ($0.14 per share) in 2009. These special holiday rates are expected to be available for one more year.

The Company has reserves for income taxes that may become payable in future periods as a result of tax audits. These reserves represent the Company's best estimate of the potential liability for tax exposures. Inherent uncertainties exist in estimates of tax exposures due to changes in tax law, both legislated and concluded through the various jurisdictions' court systems. The Company files income tax returns in the United States federal jurisdiction, and various states and foreign jurisdictions.

At any given time, the Company is undergoing tax audits in several tax jurisdictions and covering multiple years. The Company is no longer subject to income tax examination by the U.S. Federal tax authorities for years prior to 2009. With few exceptions, the Company is no longer subject to income tax examination by U.S. state or local tax authorities or by non-U.S. tax authorities for years before 2003. The Internal Revenue Service (IRS) began an examination of the Company's 2003-2005 U.S. income tax returns in the second quarter of 2006. On March 31, 2009, the IRS field examination team issued an examination report in which the examination team proposed to increase the Company's U.S. taxable income due to alleged incorrect transfer pricing in transactions between a U.S. subsidiary and other subsidiaries during the period 2003 through 2005. The Company, after consultation with its tax counsel, filed a protest to the examination report to seek review of the examination report by the Appeals Office of the IRS. By letter dated June 1, 2010, the Appeals Office team assigned to review the examination report informed the Company that it had concluded that the IRS should withdraw all of the adjustments that would have increased the Company's taxable income due to alleged incorrect transfer pricing. In April 2011, the Company was informed that the IRS internal review process had been concluded and that the proposed resolution had been sent to the U.S. Joint Committee on Taxation for review within the context of a refund the Company was claiming for the same period. In June 2011, the Company was notified by the IRS that the Joint Committee had cleared the Appeals Office resolution of Autoliv's 2003-2005 tax returns, and the Company has now completed the formalities to close the IRS audit of 2003-2005. In addition, the IRS began an examination of the Company's 2006-2008 U.S. income tax returns in the third quarter of 2009. There were no material adjustments resulting from this audit cycle, and the Company has now completed the formalities to close the IRS audit of 2006-2008. In addition, the Company is undergoing tax audits in several non-U.S. jurisdictions covering multiple years. As of December 31, 2011, as a result of those tax examinations, the Company is not aware of any proposed income tax adjustments that would have a material impact on the Company's financial statements. As a result of the conclusion of the U.S. tax audits and other proceedings, the Company released approximately $24 million of its tax reserves in the second quarter of 2011. In addition, other audits could result in additional increases or decreases to the unrecognized tax benefits in some future period or periods.

The Company recognizes interest and potential penalties accrued related to unrecognized tax benefits in tax expense. As of January 1, 2011, the Company had recorded $42.3 million for unrecognized tax benefits related to prior years, including $9.1 million of accrued interest and penalties. During 2011, the Company recorded a net decrease of $20.1 million to income tax reserves for unrecognized tax benefits based on tax positions related to the current and prior years and recorded a decrease of $6.6 million for interest and penalties related to unrecognized tax benefits of prior years. The Company had $2.5 million accrued for the payment of interest and penalties as of December 31, 2011. Of the total unrecognized tax benefits of $15.6 million recorded at December 31, 2011, $13.3 million is classified as current income tax payable and $2.3 million is classified as non-current tax payable included in Other Non-Current Liabilities on the Consolidated Balance Sheet. Substantially all of these reserves would impact the effective tax rate if released into income.

TABULAR PRESENTATION OF TAX BENEFITS UNRECOGNIZED	2011	2010	2009

Unrecognized tax benefits at beginning of year	$33.2	$37.1	$34.1
Gross amounts of increases and decreases: Increases as a result of tax positions taken during a prior period	5.1	0.0	0.0
Decreases as a result of tax positions taken during a prior period	(4.0)	(0.0)	(0.5)
Increases as a result of tax positions taken during the current period	1.9	1.2	8.1
Decreases as a result of tax positions taken during the current period	0.0	0.0	0.0
Decreases relating to settlements with taxing authorities	(5.1)	(1.0)	(0.0)
Decreases resulting from the lapse of the applicable statute of limitations	(15.9)	(4.2)	(5.6)
Translation Difference	(1.2)	0.1	1.0

Total unrecognized tax benefits at end of year	$14.0	$33.2	$37.1

DEFERRED TAXES DECEMBER 31	2011	2010

Assets
Provisions	$96.1	$91.1
Costs capitalized for tax	5.9	8.0
Property, plant and equipment	27.2	47.5
Retirement Plans	79.8	58.2
Tax receivables, principally NOL's	80.8	62.4
Deferred tax assets before allowances	$289.8	$267.2
Valuation allowances	(41.7)	(30.1)

Total	$248.1	$237.1

Liabilities
Acquired intangibles	$(31.9)	$(37.6)
Statutory tax allowances	(2.1)	(2.2)
Insurance deposit	(7.6)	(7.2)
Distribution taxes	(32.0)	(32.0)
Other	(1.4)	(0.2)

Total	$(75.0)	$(79.2)

Net deferred tax asset	$173.1	$157.9

VALUATION ALLOWANCES AGAINST DEFERRED TAX ASSETS DECEMBER 31	2011	2010	2009

Allowances at beginning of year	$30.1	$54.2	$37.6
Benefits reserved current year	31.2	2.9	15.3
Benefits recognized current year	(15.1)	(33.5)	(3.7)
Write-offs and other changes	(1.5)	5.9	2.7
Translation difference	(3.0)	0.6	2.3
Allowances at end of year	$41.7	$30.1	$54.2

U.S. federal income taxes have not been provided on $3.4 billion of undistributed earnings of non-U.S. operations, which are considered to be permanently reinvested. Most of these undistributed earnings are not subject to withholding taxes upon distribution to intermediate holding companies. However, when appropriate, the Company provides for the cost of such distribution taxes. The Company has determined that it is not practicable to calculate the deferred tax liability if the entire $3.4 billion of earnings were to be distributed to the United States.

Receivables	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Receivables

5. Receivables

DECEMBER 31	2011	2010	2009

Receivables	$1,466.1	$1,375.1	$1,061.8
Allowance at beginning of year	$(7.5)	$(8.7)	$(9.9)
Reversal of allowance	1.7	2.2	5.2
Addition to allowance	(4.7)	(2.1)	(7.2)
Write-off against allowance	2.0	0.9	3.5
Translation difference	0.2	0.2	(0.3)
Allowance at end of year	$(8.3)	$(7.5)	$(8.7)

Total receivables, net of allowance	$1,457.8	$1,367.6	$1,053.1

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

6. Inventories

DECEMBER 31	2011	2010	2009

Raw material	$295.5	$271.8	$243.2
Work in progress	219.9	216.7	205.3
Finished products	184.0	154.8	125.3

Inventories	$699.4	$643.3	$573.8

Inventory reserve at beginning of year	$(81.6)	$(84.8)	$(80.7)
Reversal of reserve	5.1	8.1	6.9
Addition to reserve	(17.2)	(16.1)	(17.9)
Write-off against reserve	16.9	10.2	8.8
Translation difference	0.7	1.0	(1.9)

Inventory reserve at end of year	$(76.1)	$(81.6)	$(84.8)

Total inventories, net of reserve	$623.3	$561.7	$489.0

Investments And Other Non-Current Assets	12 Months Ended
Dec. 31, 2011
Investments And Other Non-Current Assets [Abstract]
Investments And Other Non-Current Assets

7. Investments and Other Non-current Assets

As of December 31, 2011 the Company had invested in four affiliated companies which it currently does not control, but in which it exercises significant influence over operations and financial position. These investments are accounted for under the equity method, which means that a proportional share of the affiliated company's net income increases the investment, and a proportional share of losses and payment of dividends decreases it. In the Consolidated Statements of Income, the proportional share of the affiliated company's net income (loss) is reported as "Equity in earnings of affiliates". The Company is applying deposit accounting for an insurance arrangement. For additional information on derivatives see Note 3.

DECEMBER 31	2011	2010

Investments in affiliated companies	$21.0	$21.4
Deferred tax assets	162.1	151.9
Income tax receivables	33.2	—
Derivative assets	15.1	9.3
Long-term interest bearing deposit (insurance arrangement)	22.6	22.6
Other non-current assets	25.6	22.9

Investments and other non-current assets	$279.6	$228.1

The most significant investments in affiliated companies and the respective percentage of ownership are:

COUNTRY	Ownership %	Company name

France	49%	EAK SA Composants pour L'Industrie Automobile
France	49%	EAK SNC Composants pour L'Industrie Automobile
Malaysia	49%	Autoliv-Hirotako Safety Sdn Bhd (parent and subsidiaries)
China	30%	Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

8. Property, Plant and Equipment

DECEMBER 31	2011	2010	Estimated life

Land and land improvements	$118.5	$107.6	n/a to 15
Machinery and equipment	2,819.2	2,751.3	3-8
Buildings	739.0	718.0	20-40
Construction in progress	177.8	125.3	n/a
Property, plant and equipment	$3,854.5	$3,702.2
Less accumulated depreciation	(2,733.3)	(2,676.4)

Net of depreciation	$1,121.2	$1,025.8

	0000000	0000000	0000000
DEPRECIATION INCLUDED IN	2011	2010	2009

Cost of sales	$221.0	$233.6	$252.4
Selling, general and administrative expenses	8.7	8.7	15.4
Research, development and engineering expenses	20.0	21.4	23.4

Total	$249.7	$263.7	$291.2

No fixed asset impairments were recognized during 2011. Total fixed asset impairments in 2010 were $1.0 million, of which all were associated with restructuring activities. Total impairments recognized in 2009 were $5.3 million, of which all were associated with restructuring activities.

The net book value of machinery and equipment under capital lease contracts recorded as of December 31, 2011 and 2010, amounted to $0.9 million and $1.6 million, respectively. The net book value of buildings and land under capital lease contracts recorded as of December 31, 2011 and 2010, amounted to $2.1 and $3.7 million, respectively.

Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
Goodwill And Intangible Assets

9. Goodwill and Intangible Assets

UNAMORTIZED INTANGIBLES	2011	2010

Goodwill
Carrying amount at beginning of year	$1,612.3	$1,614.4
Acquisitions and purchase price adjustments	—	1.5
Translation differences	(5.3)	(3.6)

Carrying amount at end of year	$1,607.0	$1,612.3

	000000	000000
AMORTIZED INTANGIBLES	2011	2010

Gross carrying amount	$393.6	$379.0
Accumulated amortization	(284.4)	(269.3)

Carrying value	$109.2	$109.7

No significant impairments were recognized during 2011, 2010 or 2009.

At December 31, 2011, goodwill assets include $1.2 billion associated with the 1997 merger of Autoliv AB and the Automotive Safety Products Division of Morton International, Inc.

The aggregate amortization expense on intangible assets was $18.6 million in 2011, $18.0 million in 2010, and $23.1 million in 2009. The estimated amortization expense is as follows (in millions): 2012: $18.4; 2013: $18.0; 2014: $13.9, 2015: $9.8 and 2016: $8.8.

Restructuring And Other Liabilities	12 Months Ended
Dec. 31, 2011
Restructuring And Other Liabilities [Abstract]
Restructuring And Other Liabilities

10. Restructuring and Other Liabilities

Restructuring

Restructuring provisions are made on a case-by-case basis and primarily include severance costs incurred in connection with headcount reductions and plant consolidations. The Company expects to finance restructuring programs over the next several years through cash generated from its ongoing operations or through cash available under existing credit facilities. The Company does not expect that the execution of these programs will have an adverse impact on its liquidity position. The tables below summarize the change in the balance sheet position of the restructuring reserves from December 31, 2008 to December 31, 2011.

2011

In 2011, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions throughout Europe and North America. Reversals in 2011 mainly relate to restructuring reserves in Europe and were due to capacity reduction that was not as severe as originally communicated. The cash payments mainly relate to high-cost countries in Europe and in Australia. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2010 to December 31, 2011.

	December 31 2010	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2011

Restructuring employee-related	$48.4	$10.1	$(4.9)	$(22.2)	$(0)	$31.4
Other	0.2	0.8	—	(0.1)	—	0.9

Total reserve	$48.6	$10.9	$(4.9)	$(22.3)	$(0)	$32.3

2010

In 2010, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions throughout Europe. Reversals in 2010 mainly relate to restructuring reserves in North America and Europe and were due to capacity reduction that was not as severe as originally communicated. The cash payments mainly relate to high-cost countries in Europe and in Australia. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Income. Impairment charges mainly relate to machinery and equipment impaired in connection with restructuring activities in Australia and Japan. The fixed asset impairments have been charged against Cost of sales in the Consolidated Statements of Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2009 to December 31, 2010.

	December 31 2009	Provision/ Charge	Provision/ Reversal	Cash payments	Non-cash	Translation difference	December 31 2010

Restructuring employee-related	$100.1	$30.3	$(10.2)	$(66.1)	$—	$(5.7)	$48.4
Fixed asset impairment	—	1.0	—	—	(1.0)	—	—
Other	0.2	0.2	—	(0.2)	—	—	0.2

Total reserve	$100.3	$31.5	$(10.2)	$(66.3)	$(1.0)	$(5.7)	$48.6

2009

In 2009, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions throughout North America, South America, Europe, Japan and Australia. Reversals in 2009 mainly relate to 2008 restructuring reserves in North America and Europe and were due to customer program cancellations which were not as severe as originally communicated and final settlement of employee-related amounts were less than initial restructuring plan estimates. The cash payments mainly relate to high-cost countries in North America, Europe and in Japan. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Income. Impairment charges mainly relate to machinery and equipment impaired in connection with restructuring activities in North America. The fixed asset impairments have been charged against Cost of sales in the Consolidated Statements of Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2008 to December 31, 2009.

	December 31 2008	Provision/ Charge	Provision/ Reversal	Cash payments	Non-cash	Translation difference	December 31 2009

Restructuring employee-related	$55.3	$133.6	$(5.7)	$(85.1)	$—	$2.0	$100.1
Fixed asset impairment	—	5.3	—	—	(5.3)	—	—
Other	0.4	—	—	(0.2)	—	—	0.2

Total reserve	$55.7	$138.9	$(5.7)	$(85.3)	$(5.3)	$2.0	$100.3

Product Related Liabilities	12 Months Ended
Dec. 31, 2011
Product Related Liabilities [Abstract]
Product Related Liabilities

11. Product Related Liabilities

Autoliv is exposed to product liability and warranty claims in the event that the Company's products fail to perform as expected and such failure results, or is alleged to result, in bodily injury, and/or property damage or other loss. The Company has reserves for product risks. Such reserves are related to product performance issues including recall, product liability and warranty issues.

The Company records liabilities for product-related risks when probable claims are identified and when it is possible to reasonably estimate costs. Provisions for warranty claims are estimated based on prior experience, likely changes in performance of newer products, and the mix and volume of the products sold. The provisions are recorded on an accrual basis.

The increase in reserve in 2011 mainly relates to warranties. The increase in the reserve in 2010 mainly relates to recalls. The increase in the reserve in 2009 is mainly related to warranties.

Cash payments in 2011 mainly relates to recalls. Cash payments have been made mainly for warranty related issues in connection with a variety of different products and customers for both 2009 and 2010.

The table to the right summarizes the change in the balance sheet position of the product-related liabilities.

DECEMBER 31	2011	2010	2009

Reserve at beginning of the year	$39.2	$30.6	$16.7
Change in reserve	14.8	25.4	23.5
Cash payments	(21.2)	(17.0)	(10.1)
Translation difference	0.2	0.2	0.5

Reserve at end of the year	$33.0	$39.2	$30.6

Debt And Credit Agreements	12 Months Ended
Dec. 31, 2011
Debt And Credit Agreements [Abstract]
Debt And Credit Agreements

12. Debt and Credit Agreements

As part of its debt management, the Company enters into derivatives to achieve economically effective hedges and to minimize the cost of its funding. In this note, short-term debt and long-term debt are discussed including Debt-Related Derivatives (DRD), i.e. debt including fair market value adjustments from hedges. The Debt Profile table also shows debt excluding DRD, i.e. reconciled to debt as reported in the balance sheet.

Short-Term Debt

Total short-term debt including DRD of $299 million consists of $240 million of short-term portion of long-term loans. $107 million of this represents the notes related to the equity units which were issued at a discount (in March 2009) and whose discount has been partly amortized in 2011 but are now carried at a premium due to an accrual of future interest payments. After considering the repurchases of equity units made in 2010, the notes will have a carrying amount of $106 million, excluding accrued interest at their maturity on April 30, 2012. The premium was $1 million at December 31, 2011. An interest coupon of 8% is paid on the notes of the equity units until the repricing. The average effective interest rate on these notes including cash coupon and amortization is 15% from March 2009 until repricing. In 2011, total interest cost for the equity units was $16 million. Another $110 million of short-term portion of long-term debt represents U.S private placement notes which carry fixed interest rates of 5.6% which will mature in November 2012. The remaining short-term portion of long-term loans are loans and financing at subsidiary level, primarily $13 million of loans in Brazil carrying interest rates of 4.5% and $9 million of loans in Japan carrying interest rates of 1.6%.

The Company's subsidiaries also have credit agreements, principally in the form of overdraft facilities, with a number of local banks. Total available short-term facilities, as of December 31, 2011, excluding commercial paper facilities as described below, amounted to $422 million, of which $59 million was utilized. The aggregate amount of unused short-term lines of credit at December 31, 2011 was $363 million. The weighted average interest rate on total short-term debt outstanding at December 31, 2011 and 2010 excluding short-term portion of long-term debt was 8.8% and 2.2%, respectively. The higher interest costs at December 31, 2011 relates to higher borrowings in Brazilian Real.

Long-Term Debt-Outstanding Loans

Long-term debt of $348 million consists of $290 million of senior notes issued in 2007 as private placements by Autoliv ASP Inc., a wholly owned subsidiary of the Company. The notes were guaranteed by the Company and consist of 4 tranches of varying sizes maturing in 2012 (see above), 2014, 2017 and 2019 respectively, which all carried fixed interest rates between 5.6% and 6.2%. The Company entered into swap arrangements with respect to part of the proceeds of the notes offering, most of which were cancelled in 2008 resulting in a mark-to-market gain. This gain is amortized through interest expense over the life of the respective notes.

As of December 31, 2011, only one interest rate swap with nominal value of $60 million remains outstanding. Consequently, $230 million of the long-term notes carry fixed interest rates varying between 4.6% and 5.8%, when including the amortization of the cancelled swaps, while $60 million carry floating interest rates at three-month LIBOR + 1.0%.

In 2011 the Company repurchased a SEK 600 million note ($86 million equivalent) maturing in 2014 which was carrying a floating interest of STIBOR +3.9% at a discount and as a result reported $6.2 million as debt extinguishment cost. The Company also, to the same investor, issued a SEK 300 million note ($43 million equivalent) maturing in 2017 carrying a floating interest rate of STIBOR + 0.95%.

The remaining other long-term debt of $15 million, consisted primarily of $8 million equivalent of loans borrowed from Japanese banks by Autoliv KK (a wholly-owned subsidiary) which carry interest rates of 1.6% and a $6 million equivalent loan borrowed from the Brazilian Development Bank by Autoliv do Brazil Ltda. (a wholly-owned subsidiary) which carries an interest rate of 4.5%.

Long-Term Debt-Loan Facilities

In April 2011, the Company refinanced its revolving credit facility of $1,100 million. The new facility of the same amount, is syndicated among 14 banks and matures in 2016. It also has two extension options where Autoliv can request the banks to extend the maturity to 2017 and 2018, respectively, on the first and second anniversary of the April 2011 loan facility, a so called 5+1+1 structure.

The Company pays a commitment fee of 0.19% (given the rating of BBB+ from Standard & Poor's at December 31, 2011). Financing costs of $5 million were incurred in connection with this facility, which are amortized over the expected life of the facility. Borrowings under this facility are unsecured and bear interest based on the relevant LIBOR or IBOR rate. The commitment is available for general corporate purposes. Borrowings are prepayable at any time and are due at the respective expiration date.

In June 2009, Autoliv AB, (a wholly-owned subsidiary) received an 18-month irrevocable loan commitment from the European Investment Bank (EIB) of €225 million ($291 million equivalent). In July 2011 this commitment was amended and extended and the commitment is now valid until December 2012 and loans with an average maturity of up to 5 years and a final maturity of up to 8 years are available. In the amendment a reduction of the interest cost was agreed and now loans under this commitment will carry an interest rate of EIB cost of funds plus 0.3%. None of these facilities were utilized at year end 2011.

In 2011 Autoliv also cancelled two other revolving credit facilities of a total U.S. dollar equivalent of $488 million as the Company's refinanced credit facility and other commitments are more cost efficient.

As a result Autoliv has a total of $1.4 billion of unutilized long-term debt facilities or commitments available. The Company is not subject to any financial covenants, i.e. performance related restrictions in any of its significant long-term borrowings or commitments.

The Company has two commercial paper programs: one SEK 7 billion (approx. $1,008 million) Swedish program and one $1,000 million U.S. program. Due to the strong cash flow generation in 2011, both programs were unutilized at year-end. When notes have been outstanding under these programs, all of the notes have been classified as long-term debt because the Company has had the ability and intent to refinance these borrowings on a long-term basis either through continued commercial paper borrowings or utilization of the long-term credit facilities described above.

Credit Risk

In the Company's financial operations, credit risk arises in connection with cash deposits with banks and when entering into forward exchange agreements, swap contracts or other financial instruments. In order to reduce this risk, deposits and financial instruments are only entered with a limited number of banks up to a calculated risk amount of $150 million per bank. The policy of the Company is to work with banks that have a high credit rating and that participate in the Company's financing. In addition to this, deposits can be placed in U.S. and Swedish government paper as well as up to $600 million in certain AAA-rated money market funds. At year end 2011, the Company had $436 million in money market funds and zero in government paper.

The table below shows debt maturity as cash flow in the upper part which is reconciled with reported debt in the last row. For a description of hedging instruments used as part of debt management, see the Financial Instruments section of Note 1 and Note 3.

Debt Profile

PRINCIPAL AMOUNT BY EXPECTED MATURITY	2012		2013	2014	2015	2016	Thereafter	Total long-term	Total

US private placement notes (incl. DRD1)) (Weighted average interest rate 4.9%)2)	$110.0		$—	$125.0	$—	$—	$165.0	$290.0	$400.0
Overdraft/Other short-term debt (incl. DRD1)) (Weighted average interest rate 8.8%)	59.2		—	—	—	—	—	—	59.2
Notes issued as a part of Equity units (interest rate 15%)3)	107.2	4)	—	—	—	—	—	—	107.2
Medium-term notes (Weighted average interest rate 3.6%)	—		—	—	—	—	43.3	43.3	43.3
Other long-term loans, incl. current portion5) (Weighted average interest rate 3.1%)	22.4		10.5	2.9	1.7	—	—	15.1	37.5
Total debt as cash flow, (incl. DRD1))	$298.8		$10.5	$127.9	$1.7	$—	$208.3	$348.4	$647.2
DRD adjustment	4.0		—	—	—	—	15.1	15.1	19.1

Total debt as reported	$302.8		$10.5	$127.9	$1.7	$—	$223.4	$363.5	$666.3

1)	Debt Related Derivatives (DRD), i.e. the fair market value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt.
2)	Interest rates will change as roll-overs occur prior to final maturity.
3)	The effective interest rate on the notes including cash coupon and amortization is 15% until repricing.
4)	Repricing in 2012, final maturity in 2014.
5)	Primarily loans from Japanese banks in JPY and loans from Brazilian banks in BRL.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

13. Shareholders' Equity

The number of shares outstanding as of December 31, 2011 was 89,293,127.

DIVIDENDS	2011	2010	2009

Cash dividend paid per share	$1.73	$0.65	$0.21
Cash dividend declared per share	$1.78	$1.05	$—

OTHER COMPREHENSIVE (LOSS) INCOME / ENDING BALANCE1)	2011	2010	2009

Cumulative translation adjustments	$38.4	$81.0	$110.6
Net gain/loss of cash flow hedge derivatives	—	0.0	(0.2)
Net pension liability	(80.7)	(44.6)	(36.1)

Total (ending balance)	$(42.3)	$36.4	$74.3

Deferred taxes on cash flow hedge derivatives	$—	$0.0	$0.0
Deferred taxes on the pension liability	$45.5	$25.0	$20.8

1)	The components of Other Comprehensive (Loss) Income are net of any related income tax effects.

Equity and Equity Units Offering

On March 30, 2009, the Company sold, in an underwritten registered public offering, approximately 14.7 million common shares from treasury stock and 6.6 million equity units (the Equity Units), listed on the NYSE as Corporate Units, for an aggregate stated amount and public offering price of $235 million and $165 million, respectively. "Equity Units" is a term that describes a security that is either a Corporate Unit or a Treasury Unit, depending upon what type of note is used by the holder to secure the forward purchase contract (either a Note or a Treasury Security, as described below). The Equity Units initially consisted of a Corporate Unit which is (i) a forward purchase contract obligating the holder to purchase from the Company for a price in cash of $25, on the purchase contract settlement date of April 30, 2012, subject to early settlement in accordance with the terms of the Purchase Contract and Pledge Agreement, a certain number (at the Settlement Rate outlined in the Purchase Contract and Pledge Agreement) of shares of Common Stock; and (ii) a 1/40, or 2.5%, undivided beneficial ownership interest in a $1,000 principal amount of the Company's 8% senior notes due 2014 (the Senior Notes).

The Settlement Rate is based on the applicable market value of the Company's common stock on the settlement date. The minimum and maximum number of shares to be issued under the purchase contracts, calculated at December 31, 2011, is 5.7 million, if the Autoliv share price is $19.20 or higher, and 6.9 million, if the price is $16.00 or less, giving effect to the dividends paid in 2011 and 2010, totalling $154.3 million and $57.7 million, respectively, and the exchange of Equity Units discussed below.

The Company intends to remarket the Notes prior to March 31, 2012 whereby the interest rate on the Senior Notes will be reset and certain other terms of the Senior Notes may be modified in order to generate sufficient remarketing proceeds to satisfy the Equity Unit holders' obligations under the purchase contract. If the Senior Notes are not successfully remarketed, then a put right of holders of the notes will be automatically exercised unless such holders (a) notify the Company of their intent to settle their obligations under the purchase contracts in cash, and (b) deliver $25 in cash per purchase contract, by the applicable dates specified by the purchase contracts. Following such exercise and settlement, the Equity Unit holders' obligations to purchase shares of Common Stock under the purchase contracts will be satisfied in full, and the Company will deliver the shares of Common Stock to such holders.

The Company allocated proceeds received upon issuance of the Equity Units based on relative fair values at the time of issuance. The fair value of the purchase contract at issuance was $3.75 and the fair value of the note was $21.25. The discount on the notes is amortized using the effective interest rate method. Accordingly, the difference between the stated rate (i.e. cash payments of interest) and the effective interest rate is credited to the value of the notes. Thus, at the end of the three years, the notes will be stated on the balance sheet at their face amount. The Company allocated 1% of the 6% of underwriting commissions paid to the debt as deferred charges based on commissions paid for similar debt issuances, but including factors for market conditions at the time of the offering and the Company's credit rating. The deferred charges are being amortized over the life of the note (until remarketing day) using the effective interest rate method. The remaining underwriting commissions of 5% were allocated to the equity forward and recorded as a reduction to paid-in capital.

In May and early June 2010, pursuant to separately negotiated exchange agreements with holders representing an aggregate of 2.3 million Equity Units, the Company issued an aggregate of 3.1 million shares of Autoliv's common stock from the treasury and paid an aggregate of $7.4 million in cash to these holders in exchange for their Equity Units. While the remaining aggregate interest coupons for each Equity Unit amounts to $4, the average cost in these transactions was $3.14 per unit, a discount of 22%. Each of the separately negotiated exchanges is exempt from the registration requirements of the Securities Act of 1933, as amended, pursuant to Section 3(a)(9) thereof. Following the exchanges, 4,250,920 Equity Units remain outstanding.

As a result of these transactions, the Company recognized approximately $12 million as a loss on debt extinguishment within its Consolidated Statements of Income for the year ended December 31, 2010. The repurchases of the equity units increased Total Equity by $57 million.

Share Repurchase Program

In total, Autoliv has repurchased 34.3 million shares between May 2000 and September 2008 for cash of $1,473.2 million, including commissions. Of the total amount of repurchased shares, 14.7 million shares were utilized for the equity offering in 2009, 3.1 million shares were utilized for the repurchase of equity units in second quarter of 2010, and 3.1 million shares were utilized by the Stock Incentive Plan whereof 0.3 million, 0.8 million and 0.1 million were utilized during 2011, 2010 and 2009, respectively. At December 31, 2011, 13.5 million of the repurchased shares remain in treasury stock, of which 5.7-6.9 million shares will be used, on April 30, 2012, for the settlement of the purchase contract component of the equity units.

In 2007, the Board of Directors approved an expansion of the Company's existing Stock Repurchase Program. Under this mandate, another 3,188,045 Autoliv shares may be repurchased.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

14. Supplemental Cash Flow Information

The Company's acquisitions and divestitures of businesses, net of cash acquired were as follows:

	2011	2010	2009

Acquisitions:
Fair value of assets acquired excluding cash	$(32.4)	$(133.9)	$(47.1)
Fair value of non-controlling interests	—	4.2	—
Liabilities assumed	9.2	52.3	10.8

Acquisition of businesses, net of cash acquired	$(23.2)	$(77.4)	$(36.3)

	2011	2010	2009

Divestitures of business, net of cash disposed	$5.4	$—	$—

Payments for interest and income taxes were as follows:

	2011	2010	2009

Interest	$68	$63	$74
Income taxes	$257	$149	$31

Stock Incentive Plan	12 Months Ended
Dec. 31, 2011
Stock Incentive Plan [Abstract]
Stock Incentive Plan

15. Stock Incentive Plan

Under the amended and restated Autoliv, Inc. 1997 Stock Incentive Plan (the Plan) adopted by the Shareholders, awards have been made to selected executive officers of the Company and other key employees in the form of stock options and Restricted Stock Units (RSUs). All stock options are granted for 10-year terms, have an exercise price equal to the fair market value of the share at the date of grant, and become exercisable after one year of continued employment following the grant date. Each RSU represents a promise to transfer one of the Company's shares to the employee after three years of service following the date of grant or upon retirement, whichever is earlier. The source of the shares issued upon share option exercise or lapse of RSU service period is generally from treasury shares. The Plan provides for the issuance of up to 9,585,055 common shares for awards. At December 31, 2011, 5,123,967 of these shares have been issued for awards. For stock options and RSUs outstanding and options exercisable at year end, see below.

The fair value of the RSUs is calculated as the fair value of the shares at the RSU grant date. The grant date fair value for RSUs granted in 2008, 2007 and 2006 (vested in 2011, 2010 and 2009) was $4.5 million, $5.8 million and $4.8 million, respectively. The aggregate intrinsic value for RSU's outstanding at December 31, 2011 was $17.1 million.

The weighted average grant date fair value of stock options granted during 2011, 2010 and 2009 was estimated at $23.27, $13.67 and $3.93 per share, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

	2011	2010	2009

Risk-free interest rate	2.2%	2.5%	2.0%
Dividend yield	2.2%	2.2%	2.3%
Expected life in years	4.1	4.1	4.1
Expected volatility	45.0%	42.0%	34.0%

The Company uses historical exercise data for determining the expected life assumption. Expected volatility is based on historical volatility.

The total stock (RSUs and stock options) compensation cost recognized in the Consolidated Statements of Income for 2011, 2010 and 2009 was $7.4 million, $6.9 million and $6.2 million, respectively.

The total compensation cost related to non-vested awards not yet recognized is $4.5 million for RSUs and the weighted average period over which this cost is expected to be recognized is approximately two years. There is no significant compensation cost not yet recognized for stock options.

Information on the number of RSUs and stock options related to the Plan during the period 2009 to 2011 is as follows:

RSUs	2011	2010	2009

Outstanding at beginning of year	360,928	351,659	234,259
Granted	64,599	102,120	201,766
Shares issued	(84,294)	(83,243)	(70,364)
Cancelled/Forfeited/Expired	(21,111)	(9,608)	(14,002)
Outstanding at end of year	320,122	360,928	351,659

STOCK OPTIONS	Number of options	Weighted average exercise price

Outstanding at Dec 31, 2008	1,213,977	$45.05
Granted	605,300	16.31
Exercised	(36,085)	18.12
Cancelled/Forfeited/Expired	(196,574)	39.31
Outstanding at Dec 31, 2009	1,586,618	$35.41
Granted	303,960	44.80
Exercised	(717,837)	30.90
Cancelled/Forfeited/Expired	(16,775)	53.96
Outstanding at Dec 31, 2010	1,155,966	$40.31
Granted	193,833	72.95
Exercised	(244,218)	40.32
Cancelled/Forfeited/Expired	(32,579)	38.38
Outstanding at Dec 31, 2011	1,073,002	$46.26

OPTIONS EXERCISABLE

At December 31, 2009	1,003,818	$46.50
At December 31, 2010	854,056	$38.73
At December 31, 2011	886,605	$40.65

The following summarizes information about stock options outstanding and exercisable on December 31, 2011:

RANGE OF EXERCISE PRICES	Number outstanding	Remaining contract life (in years)	Weighted average exercise price

$16.31 – $19.96	198,950	6.54	$16.62
$21.36 – $29.37	34,700	1.00	21.36
$40.26 – $49.60	410,830	5.67	45.50
$51.67 – $72.95	428,522	7.22	62.68

	1,073,002	6.30	$46.26

RANGE OF EXERCISE PRICES	Number exercisable	Remaining contract life (in years)	Weighted average exercise price

$16.31 – $19.96	198,950	6.54	$16.62
$21.36 – $29.37	34,700	1.00	21.36
$40.26 – $49.60	410,830	5.67	45.50
$51.67 – $72.95	242,125	5.74	54.95

	886,605	5.70	$40.65

The total aggregate intrinsic value, which is the difference between the exercise price and $53.49 (closing price per share at December 31, 2011), for all "in the money" stock options outstanding and exercisable was $12.0 million and $12.0 million, respectively

Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Contingent Liabilities [Abstract]
Contingent Liabilities

16. Contingent Liabilities

Legal Proceedings

Various claims, lawsuits and proceedings are pending or threatened against the Company or its subsidiaries, covering a range of matters that arise in the ordinary course of its business activities with respect to commercial, product liability and other matters.

Litigation is subject to many uncertainties, and the outcome of any litigation cannot be assured. After discussions with counsel, and with the exception of the antitrust investigations described below, it is the opinion of management that the various lawsuits to which the Company currently is a party will not have a material adverse impact on the consolidated financial position of Autoliv, but the Company cannot provide assurance that Autoliv will not experience material litigation, product liability or other losses in the future.

In 2009, Autoliv initiated a closure of its Normandy Precision Components (NPC) plant located in France. Most of the former NPC-employees have filed claims in French courts claiming damages in an aggregate amount of €11 million (approximately $14 million) and/or other remedies. While we intend to vigorously defend against this action, the outcome is unpredictable and any reserves may not be sufficient to cover any associated expense.

On April 19, 2010, SEVA Technologies SA ("SEVA") initiated actions against several employees and wholly-owned subsidiaries of Autoliv, Inc. In the actions, SEVA alleges that the defendants misappropriated confidential information disclosed under a non-disclosure agreement and used such information to obtain a patent. SEVA has indicated that it may seek damages of €22 million (approximately $28 million). Autoliv has rejected the claims and has made no provisions for any expenses relating thereto but continues to evaluate the matter as SEVA amends or modifies its allegations.

As previously reported, Autoliv ASP Inc., a Company subsidiary, received a grand jury subpoena from the Antitrust Division of the United States Department of Justice ("DOJ") on February 8, 2011. The subpoena requested documents and information as part of a long-running investigation into possible anti-competitive behavior among certain suppliers to the automotive vehicle industry, including Autoliv. On June 7-9, 2011, representatives of the European Commission ("EC"), the European antitrust authority, visited two facilities of Autoliv BV & Co KG, a Company subsidiary in Germany, to gather information for a similar inquiry.

The DOJ and EC investigations are still ongoing. It is the Company's policy to cooperate with governmental investigations. As previously disclosed, it is probable that, for the reporting periods in which the related liabilities become estimable or the investigations are resolved, the Company's operating results and cash flows will be materially adversely impacted. However, given the ongoing nature of the investigations and the uncertainties associated with them, the Company is not yet able to predict or estimate the duration of the investigations, what their future scope may be, what, if any, conduct each regulatory authority may pursue, what each regulatory authority may conclude, or what sanctions each regulatory authority will seek. As a result, the Company remains unable to estimate the impact these investigations will have or predict the reporting periods in which such impacts may be recorded. Accordingly, it is not possible for the Company to determine a range of any loss given these uncertainties. Consequently, the Company has not recorded a provision for loss as of December 31, 2011.

Product Warranty, Recalls and Intellectual Property

Autoliv is exposed to various claims for damages and compensation if products fail to perform as expected. Such claims can be made, and result in costs and other losses to the Company, even where the product is eventually found to have functioned properly. If a product (actually or allegedly) fails to perform as expected the Company faces warranty and recall claims. If such (actual or alleged) failure results in bodily injury and/or property damage, the Company may also face product-liability claims. There can be no assurance that the Company will not experience material warranty, recall or product (or other) liability claims or losses in the future, or that the Company will not incur significant costs to defend against such claims. The Company may be required to participate in a recall involving its products. Each vehicle manufacturer has its own practices regarding product recalls and other product liability actions relating to its suppliers. As suppliers become more integrally involved in the vehicle design process and assume more of the vehicle assembly functions, vehicle manufacturers are increasingly looking to their suppliers for contribution when faced with recalls and product liability claims. A warranty, recall or product-liability claim brought against the Company in excess of its insurance may have a material adverse effect on the Company's business. Vehicle manufacturers are also increasingly requiring their outside suppliers to guarantee or warrant their products and bear the costs of repair and replacement of such products under new vehicle warranties. A vehicle manufacturer may attempt to hold the Company responsible for some, or all, of the repair or replacement costs of defective products under new vehicle warranties, when the product supplied did not perform as represented. Accordingly, the future costs of warranty claims by customers may be material. However, the Company believes its established reserves are adequate to cover potential warranty settlements. Autoliv's warranty reserves are based upon the Company's best estimates of amounts necessary to settle future and existing claims. The Company regularly evaluates the appropriateness of these reserves, and adjusts them when appropriate. However, the final amounts determined to be due related to these matters could differ materially from the Company's recorded estimates.

In addition, the global platforms and procedures used by vehicle manufacturers have led to quality performance evaluations being conducted on an increasingly global basis. Any one or more quality, warranty or other recall issue(s) (including those affecting few units and/or having a small financial impact) may cause a vehicle manufacturer to implement measures such as a temporary or prolonged suspensions of new orders, which may have a material impact on the Company's results of operations.

The Company believes that it is currently reasonably insured against significant warranty, recall and product liability risks, at levels sufficient to cover potential claims that are reasonably likely to arise in our businesses. Autoliv cannot be assured that the level of coverage will be sufficient to cover every possible claim that can arise in our businesses, now or in the future, or that such coverage always will be available on our current market terms should we, now or in the future, wish to extend or increase insurance.

In its products, the Company utilizes technologies which may be subject to intellectual property rights of third parties. While the Company seeks to identify the intellectual property rights of relevance to its products, and, where relevant, tries to procure the necessary rights to utilize such intellectual property rights, we may fail to do so. When this happens, the Company may be exposed to material claims from the owners of such rights. If the Company has sold products which infringe upon such rights, our customers may be entitled to be indemnified by us for the claims they suffer as a result thereof. Such claims could be material.

Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease Commitments [Abstract]
Lease Commitments

17. Lease Commitments

Operating Lease

The Company leases certain offices, manufacturing and research buildings, machinery, automobiles, data processing and other equipment under operating lease contracts. The operating leases, some of which are non-cancellable and include renewals, expire at various dates through 2045. The Company pays most maintenance, insurance and tax expenses relating to leased assets. Rental expense for operating leases was $36.4 million for 2011, $29.4 million for 2010 and $28.3 million for 2009.

At December 31, 2011, future minimum lease payments for non-cancellable operating leases total $98.7 million and are payable as follows (in millions): 2012: $29.3; 2013: $22.5; 2014: $17.3; 2015: $9.4; 2016: $7.8; 2017 and thereafter: $12.4.

Capital Lease

The Company leases certain property, plant and equipment under capital lease contracts. The capital leases expire at various dates through 2015. At December 31, 2011, future minimum lease payments for non-cancellable capital leases total $1.9 million and are payable as follows (in millions): 2012: $0.7; 2013: $0.5; 2014: $0.4; 2015: $0.3; 2016: $0.0; 2017 and thereafter: $0.0.

Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans

18. Retirement Plans

Defined Contribution Plans

Many of the Company's employees are covered by government sponsored pension and welfare programs. Under the terms of these programs, the Company makes periodic payments to various government agencies. In addition, in some countries the Company sponsors or participates in certain non-governmental defined contribution plans. Contributions to defined contribution plans for the years ended December 31, 2011, 2010 and 2009 were $13.2 million, $13.2 million and $13.5 million, respectively.

Multiemployer Plans

The Company participates in multiemployer plans in Sweden, Canada, Spain and the Netherlands, which are all deemed insignificant. The largest of these plans is in Sweden; the ITP-2 pension plan, which is funded through Alecta. For employees born before 1979, the plan provides a final pay pension benefit based on all service with participating employers. The Company must pay for pay increases in excess of inflation on service earned with previous employers. The plan also provides disability and family benefits. The plan is more than 100% funded. The Company contributions to the multiemployer plan in Sweden for the year ended December 31, 2011, 2010 and 2009 were $1.8 million, $2.1 million and $2.2 million respectively.

Defined Benefit Plans

The Company has a number of defined benefit pension plans, both contributory and non-contributory, in the U.S., Canada, Germany, France, Japan, Mexico, Sweden, South Korea, India, Turkey, Philippines and the United Kingdom. There are funded as well as unfunded plan arrangements which provide retirement benefits to both U.S. and non-U.S. participants. The main plan is the U.S. plan for which the benefits are based on an average of the employee's earnings in the years preceding retirement and on credited service. The Company has closed participation in the Autoliv ASP, Inc. Pension Plan to exclude those employees hired after December 31, 2003. Within the U.S. there is also a non-qualified restoration plan that provides benefits to employees whose benefits in the primary U.S. plan are restricted by limitations on the compensation that can be considered in calculating their benefits. For the Company's non-U.S. defined benefit plans the most significant individual plan resides in the U.K. The Company has closed participation in the U.K. defined benefit plan to exclude all employees hired after April 30, 2003 with few members accruing benefits. Last year the defined benefit plans in Japan represented the most significant non-U.S. plans. In October 2011 approximately half of the benefit obligation and all plan assets in Japan were settled, requiring additional contributions, and converted into a new defined contribution plan.

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR THE PERIODS ENDED DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Benefit obligation at beginning of year	$190.4	$171.9	$170.2	$133.5
Service cost	6.3	5.1	12.3	10.0
Interest cost	10.0	9.1	7.6	6.5
Actuarial (gain) loss due to:
Change in discount rate	31.0	20.1	9.5	9.4
Experience	5.9	(9.9)	(0.1)	3.5
Other assumption changes	19.4	(1.8)	(4.9)	2.6
Plan participants' contributions	—	—	0.2	0.2
Plan amendments	—	—	0.8	0.5
Benefits paid	(5.7)	(4.1)	(8.5)	(8.0)
Settlements	(0.3)	—	(25.3)	(1.9)
Curtailments	—	—	0.3	(0.2)
Special termination benefits	—	—	0.1	0.2
Acquisitions	—	—	—	10.0
Other	—	—	(0.1)	(0.2)
Translation difference	—	—	(1.6)	4.1

Benefit obligation at end of year	$257.0	$190.4	$160.5	$170.2

Fair value of plan assets at beginning of year	$136.9	$120.4	$87.7	$75.8
Actual return on plan assets	2.0	15.1	7.7	3.6
Company contributions	7.3	5.5	22.8	10.1
Plan participants' contributions	—	—	0.2	0.2
Benefits paid	(5.7)	(4.1)	(8.5)	(8.0)
Settlements	—	—	(25.3)	(1.9)
Acquisitions	—	—	—	6.5
Other	—	—	(0.1)	(0.1)
Translation difference	—	—	(0.6)	1.5

Fair value of plan assets at year end	$140.5	$136.9	$83.9	$87.7

Funded status recognized in the balance sheet	$(116.5)	$(53.5)	$(76.6)	$(82.5)

The U.S. plan provides that benefits may be paid in the form of a lump sum if so elected by the participant. In order to more accurately reflect a market-derived pension obligation, Autoliv adjusts the assumed lump sum interest rate to reflect market conditions as of each December 31. This methodology is consistent with the approach required under the Pension Protection Act of 2006, which provides the rules for determining minimum funding requirements in the U.S.

The short-term portion of the pension liability is not significant.

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE DEFINED BENEFIT RETIREMENT PLANS
	U.S.
	2011	2010	2009

Service cost	$6.3	$5.1	$5.9
Interest cost	10.0	9.1	10.0
Expected return on plan assets	(9.9)	(8.5)	(7.0)
Amortization of prior service credit	(1.0)	(1.0)	(1.0)
Amortization of actuarial loss	5.4	3.4	6.5
Settlement	0.4	—	—

Net periodic benefit cost	$11.2	$8.1	$14.4

	Non-U.S.
	2011	2010	2009

Service cost	$12.3	$10.0	$8.5
Interest cost	7.6	6.5	5.6
Expected return on plan assets	(4.4)	(4.2)	(3.4)
Amortization of prior service costs	0.1	0.2	0.1
Amortization of actuarial loss	1.0	0.5	0.4
Settlement loss (gain)	4.5	0.5	0.8
Curtailment loss (gain)	0.2	0.3	(2.5)
Special termination benefits	0.1	0.2	1.3

Net periodic benefit cost	$21.4	$14.0	$10.8

The estimated prior service credit for the U.S. defined benefit pension plans that will be amortized from other comprehensive income into net benefit cost over the next fiscal year is $(1.0) million. Amortization of net losses is expected to be $7.6 million. Net periodic benefit cost associated with these U.S. plans was $11.2 million in 2011 and is expected to be around $15.8 million in 2012. The estimated prior service cost and net loss for the non-U.S. defined benefit pension plans that will be amortized from other comprehensive income into net benefit cost over the next fiscal year are $0.1 and $1.4 million respectively. Net periodic benefit cost associated with these non-U.S. plans was $21.4 million in 2011 and is expected to be around $16.3 million in 2012. The amortization of the net actuarial loss is made over the estimated remaining service lives of the plan participants, 11 years for U.S. and 4-21 years for non-U.S. participants, varying between the different countries depending on the age of the work force.

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX AS OF DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Net actuarial loss (gain)	$110.6	$52.5	$21.9	$26.4
Prior service cost (credit)	(5.0)	(6.0)	1.6	0.9

Total accumulated other comprehensive income recognized in the balance sheet	$105.6	$46.5	$23.5	$27.3

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX FOR THE PERIODS ENDED DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	$46.5	$47.0	$27.3	$12.3
Net actuarial loss (gain)	64.1	1.9	1.2	14.6
Prior service cost (credit)	—	—	0.8	—
Amortization of prior service costs	1.0	1.0	(0.1)	(0.2)
Amortization of actuarial loss	(6.0)	(3.4)	(5.4)	(0.5)
Translation difference	—	—	(0.3)	1.1

Total retirement benefit recognized in accumulated other comprehensive income at end of year	$105.6	$46.5	$23.5	$27.3

The accumulated benefit obligation for the U.S. non-contributory defined benefit pension plans was $198.5 and $163.6 million at December 31, 2011 and 2010, respectively. The accumulated benefit obligation for the non-U.S. defined benefit pension plans was $140.3 and $142.3 million at December 31, 2011 and 2010, respectively.

Pension plans for which the accumulated benefit obligation (ABO) is notably in excess of the plan assets reside in the following countries: the U.S., France, Germany, Japan and Sweden.

PENSION PLANS FOR WHICH ABO EXCEEDS THE FAIR VALUE OF PLAN ASSETS AS OF DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Projected Benefit Obligation (PBO)	$257.0	$190.4	$87.6	$104.2
Accumulated Benefit Obligation (ABO)	$198.5	$163.6	$69.2	$77.7
Fair value of plan assets	$140.5	$136.9	$5.9	$17.8

The Company, in consultation with its actuarial advisors, determines certain key assumptions to be used in calculating the projected benefit obligation and annual net periodic benefit cost.

ASSUMPTIONS USED TO DETERMINE THE BENEFIT OBLIGATIONS AS OF DECEMBER 31
	U.S.		Non-U.S.1)
% WEIGHTED AVERAGE	2011	2010	2011	2010

Discount rate	4.60	5.05	1.50-5.50	1.25-6.00
Rate of increases in compensation level	3.50	3.80	2.25-5.00	2.25-6.50

ASSUMPTIONS USED TO DETERMINE THE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31
	U.S.
% WEIGHTED AVERAGE	2011	2010	2009

Discount rate	5.05	5.80	6.40
Rate of increases in compensation level	3.80	4.00	4.00
Expected long-term rate of return on assets	7.50	7.50	7.50

Non-U.S.1)
% WEIGHTED AVERAGE	2011	2010	2009

Discount rate	1.25-6.00	1.75-7.00	2.00-7.60
Rate of increases in compensation level	2.25-6.50	2.25-5.00	2.25-5.00
Expected long-term rate of return on assets	1.50-6.25	2.00-6.25	1.80-7.00

1)	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 95% of the projected benefit obligation.

The discount rate for the U.S. plans has been set based on the rates of return on high-quality fixed-income investments currently available at the measurement date and expected to be available during the period the benefits will be paid. The expected timing of cash flows from the plan has also been considered in selecting the discount rate. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate. The discount rate for the U.K. plan has been set based on the weighted average yields on long-term high-grade corporate bonds and is determined by reference to financial markets on the measurement date.

The expected rate of increase in compensation levels and long-term rate of return on plan assets are determined based on a number of factors and must take into account long-term expectations and reflect the financial environment in the respective local market.

The level of equity exposure is currently targeted at approximately 65% for the primary U.S. plan and approximately 50% for all plans combined. The investment objective is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that Autoliv believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio. The Company assumes a long-term rate of return on the U.S. plan assets of 7.5% for calculating the 2011 expense.

The Company has assumed a long-term rate of return on the non-U.S. plan assets in a range of 1.50-6.25% for 2011. The closed U.K. plan which has a targeted and actual allocation of almost 100% debt instruments accounts for approximately 52% of the total non-U.S. plan assets.

Autoliv made contributions to the U.S. plan during 2011 and 2010 amounting to $7.3 million and $5.5 million, respectively. Contributions to the U.K. plan during 2011 and 2010 amounted to $0.3 million and $0.4 million, respectively. The Company expects to contribute $6.7 million to its U.S. pension plan in 2012 and is currently projecting a yearly funding at approximately the same level in the years thereafter. For the UK plan, which is the most significant non-U.S. pension plan, the Company expects to contribute $0.2 million in 2012 and in the years thereafter.

FAIR VALUE OF TOTAL PLAN ASSETS FOR YEARS ENDED DECEMBER 31
	U.S.	U.S.		Non-U.S.
ASSETS CATEGORY IN %, WEIGHTED AVERAGE	Target allocation	2011	2010	2011	2010

Equity securities	65	66	66	12	11
Debt instruments	35	34	34	59	48
Other assets	—	—	—	29	41

Total	100	100	100	100	100

The following table summarizes the valuation of the Company's plan assets by the pricing observability levels:

Total carrying amount in statement of financial position December 31, 2011		Fair value measurement at December 31, 2011 using:
		Level 1	Level 2	Level 3

Assets
US Equity
Large Cap	$60.5	$60.5	$—	$—
Mid Cap	7.2	7.2	—	—
Small Cap	7.3	7.3	—	—
Non-US Equity	27.8	27.8	—	—
US Bonds
Government	20.2	20.2	—	—
Corporate	9.7	9.7	—	—
Aggregate	16.3	16.3	—	—
Non-US Bonds
Government	4.5	4.5	—	—
Corporate	46.4	46.4	—	—
Insurance Contracts	18.0	—	18.0	—
Cash or Cash Equivalents	6.5	6.5	—	—

Total	$224.4	$206.4	$18.0	$—

Total carrying amount in statement of financial position December 31, 2010		Fair value measurement at December 31, 2010 using:
		Level 1	Level 2	Level 3

Assets
US Equity
Large Cap	$57.5	$57.5	$—	$—
Mid Cap	7.7	7.7	—	—
Small Cap	7.9	7.9	—	—
Non-US Equity	30.2	26.2	4.0	—
US Bonds
Government	19.4	19.4	—	—
Corporate	8.8	8.8	—	—
Aggregate	16.9	16.9	—	—
Non-US Bonds
Government	8.0	5.0	3.0	—
Corporate	39.3	39.3	—	—
Insurance Contracts	20.9	—	20.9	—
Cash or Cash Equivalents	8.0	8.0	—	—

Total	$224.6	$196.7	$27.9	$—

The input to the fair value measurement of the plan assets is mainly quoted prices in active market for identical assets (Level 1). There have been no changes to the valuation techniques of input during the year.

Other Non-U.S. assets mainly consist of insurance contracts accounted for as investments and measured at their cash surrender value.

The estimated future benefit payments for the pension benefits reflect expected future service, as appropriate. The amount of benefit payments in a given year may vary from the projected amount, especially for the U.S. plan since this plan pays the majority of benefits as a lump sum, where the lump sum amounts vary with market interest rates.

PENSION BENEFITS EXPECTED PAYMENTS	U.S.	Non-U.S.

2012	$9.5	$4.9
2013	$10.5	$5.8
2014	$11.6	$6.4
2015	$12.9	$7.0
2016	$15.2	$7.6
Years 2017-2021	$94.2	$53.3

Postretirement Benefits Other than Pensions

The Company currently provides postretirement health care and life insurance benefits to most of its U.S. retirees. Such benefits in other countries are included in the tables below, but are not significant.

In general, the terms of the plans provide that U.S. employees who retire after attaining age 55, with five years of service (15 years after December 31, 2006), are eligible for continued health care and life insurance coverage. Dependent health care and life insurance coverage is also available. Most retirees contribute toward the cost of health care coverage with the contributions generally varying based on service. The plan was amended in 2003 to restrict participation to existing retirees who were eligible retirees as of December 31, 2003 and active employees who were eligible to participate in the Autoliv ASP, Inc. Pension Plan as of December 31, 2003. The plan provides a company paid subsidy based on service for all current and future retirees that qualify for retirement based on the restrictions stated above. Employees hired on or after January 1, 2004 are not eligible to participate in the plan. The amount of the company paid subsidy is frozen and will not change in the future. Generally, employees will need 15 years of service to qualify for a benefit from the plan in the future.

At present, there is no pre-funding of the postretirement benefits recognized. The Company has reviewed the impact of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (Medicare Part D) on its financial statements. Although the Plan may currently qualify for a subsidy from Medicare, the amount of the subsidy is so small that the expenses incurred to file for the subsidy may exceed the subsidy itself. Therefore the impact of any subsidy is ignored in the calculations as Autoliv will not be filing for any reimbursement from Medicare.

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31
	2011	2010	2009

Benefit obligation at beginning of year	$27.9	$28.1	$24.8
Service cost	1.3	1.2	1.1
Interest cost	1.5	1.4	1.6
Actuarial (gain) loss due to:
Change in discount rate	3.1	1.7	1.9
Experience	0.5	(3.7)	0.1
Other assumption changes	(2.7)	—	(0.6)
Benefits paid	(0.8)	(0.8)	(0.8)
Employee contributions	—	—	—

Benefit obligation at end of year	$30.8	$27.9	$28.1

Fair value of plan assets at beginning of year	$—	$—	$—
Company contributions	0.8	0.8	0.8
Benefits paid	(0.8)	(0.8)	(0.8)

Fair value of plan assets at end of year	$—	$—	$—

Accrued postretirement benefit cost recognized in the balance sheet	$(30.8)	$(27.9)	$(28.1)

The liability for postretirement benefits other than pensions is classified as other non-current liabilities in the balance sheet. The short-term portion of the liability for postretirement benefits other than pensions is not significant.

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS
PERIOD ENDED DECEMBER 31	2011	2010	2009

Service cost	$1.3	$1.2	$1.1
Interest cost	1.5	1.4	1.6
Amortization of prior service cost	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(0.1)	(0.3)	—

Net periodic benefit cost	$2.6	$2.2	$2.6

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX ASSOCIATED WITH POSTRETIREMENT BENEFIT PLANS OTHER THAN PENTIONS AS OF DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Net actuarial loss (gain)	$(1.6)	$(2.5)	$(1.0)	$(1.3)
Prior service cost (credit)	(0.3)	(0.4)	—	—

Total accumulated other comprehensive income recognized in the balance sheet	$(1.9)	$(2.9)	$(1.0)	$(1.3)

For measuring end-of-year obligations at December 31, 2011, health care trends are not needed due to the fixed-cost nature of the benefits provided in 2011 and beyond. After 2006, all retirees receive a fixed dollar subsidy toward the cost of their health benefits. The subsidy will not increase in future years.

The weighted average discount rate used to determine the U.S. postretirement benefit obligation was 4.60% in 2011 and 5.40% in 2010. The average discount rate used in determining the postretirement benefit cost was 5.40% in 2011, 5.80% in 2010 and 6.40% in 2009.

A one percentage point increase or decrease in the annual health care cost trend rates would have had no significant impact on the Company's net benefit cost for the current period or on the accumulated postretirement benefit obligation at December 31, 2011. This is due to the fixed-dollar nature of the benefits provided under the plan.

The estimated net gain and prior service credit for the postretirement benefit plans that will be amortized from other comprehensive income into net benefit cost over the next fiscal year are approximately $0.2 million combined.

The estimated future benefit payments for the postretirement benefits reflect expected future service as appropriate.

POSTRETIREMENT BENEFITS EXPECTED PAYMENTS

2012	$1.0
2013	$1.1
2014	$1.2
2015	$1.4
2016	$1.5
Years 2017-2021	$10.2

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

19. Segment Information

The Company's primary safety products (mainly various airbag and seatbelt products and components) are integrated complete systems that function together with common electronic and sensing systems. The Company has concluded that its operating segments meet the criteria for combination for reporting purposes into a single reportable segment.

The Company's customers consist of all major European, U.S. and Asian automobile manufacturers. Sales to individual customers representing 10% or more of net sales were:

In 2011: GM 15% (incl. Opel, etc.), Renault 12% (incl. Nissan) and Ford 10%.

In 2010: GM 14% (incl. Opel, etc.) and Renault 13% (incl. Nissan).

In 2009: Renault 14% (incl. Nissan); Ford 13% (incl. Volvo Cars with 4%); Volkswagen 12% and GM 12% (incl. Opel, etc.).

NET SALES	2011	2010	2009

Europe	$3,102	$2,759	$2,551
Americas	2,559	2,194	1,311
China	982	813	484
Japan	758	791	499
Rest of Asia	831	614	276

Total	$8,232	$7,171	$5,121

The Company has attributed net sales to the geographic area based on the location of the entity selling the final product.

External sales in the U.S. amounted to $1,920 million, $1,651 million and $918 million in 2011, 2010 and 2009, respectively. Of the external sales, exports from the U.S. to other regions amounted to approximately $535 million, $431 million and $222 million in 2011, 2010 and 2009, respectively.

SALES BY PRODUCT	2011	2010	2009

Airbags and associated products1)	$5,393	$4,722	$3,250
Seatbelts and associated products2)	2,679	2,364	1,822
Active safety products	160	85	49

Total	$8,232	$7,171	$5,121

1)	Includes sales of steering wheels, passive safety electronics, inflators and initiators.
2)	Includes sales of seat components.

LONG-LIVED ASSETS	2011	2010

Europe	$641	$622
Americas	1,946	1,882
China	198	152
Japan	152	152
Rest of Asia	180	168

Total	$3,117	$2,976

Long-lived assets in the U.S. amounted to $1,774 million and $1,728 million for 2011 and 2010, respectively. For 2011, $1,518 million (2010, $1,526 million) of the long-lived assets in the U.S. refers to intangible assets, principally from acquisition goodwill.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

20. Earnings Per Share

The weighted average shares used in calculating earnings per share were:

	2011	2010	2009

Weighted average shares basic	89.2	87.3	81.5
Effect of dilutive securities:
stock options/share awards	0.5	0.6	0.4
equity units	4.0	4.5	2.6

Weighted average shares diluted	93.7	92.4	84.5

For 2011 and 2010, 4.0 million and 4.5 million shares, respectively, were included in the dilutive weighted average share amount related to the equity units. The potential number of shares which will be converted in the future related to the equity units, calculated at December 31, 2011, varies between 5.7–6.9 million, for further information see Note 13.

Approximately 0.2 million, 0.1 million and 0.9 million common shares related to the Company's Stock Incentive Plan, which were antidilutive during the respective year, but that could potentially dilute basic EPS in the future, are not included in the computation of the diluted EPS for 2011, 2010 and 2009, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events	21. Subsequent Events There were no reportable events subsequent to December 31, 2011.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

22. Quarterly Financial Data (unaudited)

2011	Q1	Q2	Q3	Q4

Net sales	$2,108.6	$2,061.5	$2,017.6	$2,044.7
Gross profit	466.0	421.6	411.2	429.1
Income before taxes	239.8	185.0	192.6	210.9
Net income attributable to controlling interests	181.5	145.0	138.4	158.5
Earnings per share
– basic	$2.04	$1.62	$1.55	$1.78
– diluted	$1.93	$1.54	$1.48	$1.70
Dividends paid	$0.40	$0.43	$0.45	$0.45

2010	Q1	Q2	Q3	Q4

Net sales	$1,720.8	$1,801.5	$1,740.9	$1,907.4
Gross profit	383.5	412.0	373.8	422.8
Income before taxes	179.2	205.9	189.6	230.8
Net income attributable to controlling interests	126.5	146.5	140.1	177.5
Earnings per share
– basic	$1.48	$1.69	$1.58	$2.01
– diluted	$1.39	$1.60	$1.51	$1.89
Dividends paid	$—	$—	$0.30	$0.35

EXCHANGE RATES FOR KEY CURRENCIES VS. U.S. DOLLAR

	2011 Average	2011 Year end	2010 Average	2010 Year end	2009 Average	2009 Year end	2008 Average	2008 Year end	2007 Average	2007 Year end
EUR	1.390	1.292	1.321	1.323	1.387	1.435	1.459	1.411	1.368	1.465
CNY	0.155	0.159	0.148	0.151	0.146	0.147	0.144	0.146	0.131	0.138
JPY/1000	12.570	12.881	11.411	12.268	10.692	10.877	9.738	11.093	8.491	8.844
KRW/1000	0.904	0.863	0.864	0.883	0.783	0.859	0.911	0.795	1.074	1.068
MXN	0.080	0.071	0.079	0.081	0.074	0.076	0.090	0.074	0.092	0.091
SEK	0.154	0.144	0.139	0.147	0.131	0.139	0.152	0.129	0.148	0.155

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Nature Of Operations	Nature of Operations Through its operating subsidiaries, Autoliv is a global automotive safety supplier with sales to all the leading car manufacturers.
Principles Of Consolidation

Principles of Consolidation

The consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (GAAP) and include Autoliv, Inc. and all companies over which Autoliv, Inc. directly or indirectly exercises control, which generally means that the Company owns more than 50% of the voting rights. From January 1, 2010, consolidation is also required when the Company has both the power to direct the activities of a variable interest entity (VIE) and the obligation to absorb losses or receive benefits from the VIE that could be significant to the VIE. Prior to January 1, 2010, consolidation of a VIE was required when the Company was subject to a majority of the risk of loss from or was entitled to receive a majority of the residual returns from the VIE.

All intercompany accounts and transactions within the Company have been eliminated from the consolidated financial statements.

Investments in affiliated companies in which the Company exercises significant influence over the operations and financial policies, but does not control, are reported using the equity method of accounting. Generally, the Company owns between 20 and 50 percent of such investments.

Business Combinations

Business Combinations

Transactions in which the Company obtains control of a business are from January 1, 2009 accounted for according to the acquisition method as described in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805, Business Combinations. The assets acquired and liabilities assumed are recognized and measured at their full fair values as of the date control is obtained, regardless of the percentage ownership in the acquired entity or how the acquisition was achieved. Acquisition related costs in connection with a business combination are expensed as incurred. Contingent considerations are recognized and measured at fair value at the acquisition date and classified as either liabilities or equity based on appropriate GAAP. Prior to January 1, 2009, the purchase price of an acquired entity was allocated based on requirements of FASB Statement No.141, Business Combinations. The allocated acquisition costs in these business combinations included direct and indirect acquisition related costs.

Use Of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of net sales and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

Revenues are recognized when there is evidence of a sales agreement, delivery of goods has occurred, the sales price is fixed and determinable and the collectability of revenue is reasonably assured. The Company records revenue from the sale of manufactured products upon shipment to customers and transfer of title and risk of loss under standard commercial terms (typically F.O.B. shipping point). In those limited instances where other terms are negotiated and agreed, revenue is recorded when title and risk of loss are transferred to the customer.

Accruals are made for retroactive price adjustments when probable and able to be reasonably estimated.

Net sales exclude taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers.

Cost Of Sales

Cost of Sales

Shipping and handling costs are included in Cost of sales in the Consolidated Statements of Income. Contracts to supply products which extend for periods in excess of one year are reviewed when conditions indicate that costs may exceed selling prices, resulting in losses. Losses on long-term supply contracts are recognized when estimable.

Research, Development And Engineering (R,D&E)

Research, Development and Engineering (R,D&E)

Research and development and most engineering expenses are expensed as incurred. These expenses are reported net of royalty income and income from contracts to perform engineering design and product development services. Such income is not significant in any period presented.

Certain engineering expenses related to long-term supply arrangements are capitalized when the defined criteria, such as the existence of a contractual guarantee for reimbursement, are met. The aggregate amount of such assets is not significant in any period presented.

Tooling is generally agreed upon as a separate contract or a separate component of an engineering contract, as a pre-production project. Capitalization of tooling costs is made only when the specific criteria for capitalization of customer-funded tooling are met or the criteria for capitalization as Property, Plant & Equipment (P,P&E) for tools owned by the Company are fulfilled. Depreciation on the Company's own tooling is recognized in the Consolidated Statements of Income as Cost of sales.

Stock Based Compensation

Stock Based Compensation

The compensation costs for all of the Company's stock-based compensation awards are determined based on the fair value method as defined in ASC 718, Compensation - Stock Compensation. The Company records the compensation expense for Restricted Stock Units (RSUs) and stock options over the vesting period.

Income Taxes

Income Taxes

Current tax liabilities and assets are recognized for the estimated taxes payable or refundable on the tax returns for the current year. In certain circumstances, payments or refunds may extend beyond twelve months, in which cases such amounts would be classified as non-current taxes payable or refundable. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences and carry-forwards that result from events that have been recognized in either the financial statements or the tax returns, but not both. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws. Deferred tax assets are reduced by the amount of any tax benefits that are not expected to be realized. Current and non-current components of deferred tax balances are reported separately based on financial statement classification of the related asset or liability giving rise to the temporary difference. If a deferred tax asset or liability is not related to an asset or liability that exists for financial reporting purposes, including deferred tax assets related to carry forwards, the deferred tax asset or liability would be classified based on the expected reversal date of the temporary differences. Tax assets and liabilities are not offset unless attributable to the same tax jurisdiction and netting is possible according to law and expected to take place in the same period.

Tax benefits associated with tax positions taken in the Company's income tax returns are initially recognized and measured in the financial statements when it is more likely than not that those tax positions will be sustained upon examination by the relevant taxing authorities. The Company's evaluation of its tax benefits is based on the probability of the tax position being upheld if challenged by the taxing authorities (including through negotiation, appeals, settlement and litigation). Whenever a tax position does not meet the initial recognition criteria, the tax benefit is subsequently recognized and measured if there is a substantive change in the facts and circumstances that cause a change in judgment concerning the sustainability of the tax position upon examination by the relevant taxing authorities. In cases where tax benefits meet the initial recognition criterion, the Company continues, in subsequent periods, to assess its ability to sustain those positions. A previously recognized tax benefit is derecognized when it is no longer more likely than not that the tax position would be sustained upon examination. Liabilities for unrecognized tax benefits are classified as non-current unless the payment of the liability is expected to be made within the next 12 months.

Earnings Per Share

Earnings per Share

The Company calculates basic earnings per share (EPS) by dividing net income attributable to controlling interest by the weighted-average number of common shares outstanding for the period (net of treasury shares). When it would not be antidilutive (such as during periods of net loss), the diluted EPS also reflects the potential dilution that could occur if common stock were issued for awards under the Stock Incentive Plan and for common stock issued upon conversion of the equity units.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents.
Receivables

Receivables

The Company has guidelines for calculating the allowance for bad debts. In determining the amount of a bad debt allowance, management uses its judgment to consider factors such as the age of the receivables, the Company's prior experience with the customer, the experience of other enterprises in the same industry, the customer's ability to pay, and/or an appraisal of current economic conditions. Collateral is typically not required. There can be no assurance that the amount ultimately realized for receivables will not be materially different than that assumed in the calculation of the allowance.

Financial Instruments

Financial Instruments

The Company uses derivative financial instruments, "derivatives", as part of its debt management to mitigate the market risk that occurs from its exposure to changes in interest and foreign exchange rates. The Company does not enter into derivatives for trading or other speculative purposes. The use of such derivatives is in accordance with the strategies contained in the Company's overall financial policy. The derivatives outstanding at year-end are either interest rate swaps or foreign exchange swaps. All swaps principally match the terms and maturity of the underlying debt and no swaps have a maturity beyond 2019.

All derivatives are recognized in the consolidated financial statements at fair value. Certain derivatives are from time to time designated either as fair value hedges or cash flow hedges in line with the hedge accounting criteria. For certain other derivatives hedge accounting is not applied either because non-hedge accounting treatment creates the same accounting result or the hedge does not meet the hedge accounting requirements, although entered into applying the same rationale concerning mitigating market risk that occurs from changes in interest and foreign exchange rates.

When a hedge is classified as a fair value hedge, the change in the fair value of the hedge is recognized in the Consolidated Statements of Income along with the offsetting change in the fair value of the hedged item. When a hedge is classified as a cash flow hedge, any change in the fair value of the hedge is initially recorded in equity as a component of Other Comprehensive Income, (OCI), and reclassified into the Consolidated Statements of Income when the hedge transaction affects net earnings. There were no material reclassifications from OCI to the Consolidated Statements of Income in 2011 and, likewise, no material reclassifications are expected in 2012. Any ineffectiveness has been immaterial.

For further details on the Company's financial instruments, see Note 3.

Inventories

Inventories

The cost of inventories is computed according to the first-in, first-out method (FIFO). Cost includes the cost of materials, direct labor and the applicable share of manufacturing overhead. Inventories are evaluated based on individual or, in some cases, groups of inventory items. Reserves are established to reduce the value of inventories to the lower of cost or market, with the market generally defined as net realizable value for finished goods and replacement cost for raw materials and work-in-process. Excess inventories are quantities of items that exceed anticipated sales or usage for a reasonable period. The Company has guidelines for calculating provisions for excess inventories based on the number of months of inventories on hand compared to anticipated sales or usage. Management uses its judgment to forecast sales or usage and to determine what constitutes a reasonable period. There can be no assurance that the amount ultimately realized for inventories will not be materially different than that assumed in the calculation of the reserves.

Property, Plant And Equipment

Property, Plant and Equipment

Property, Plant and Equipment are recorded at historical cost. Construction in progress generally involves short-term projects for which capitalized interest is not significant. The Company provides for depreciation of property, plant and equipment computed under the straight-line method over the assets' estimated useful lives. Depreciation on capital leases is recognized in the Consolidated Statements of Income over the shorter of the assets' expected life or the lease contract terms. Repairs and maintenance are expensed as incurred.

The Company evaluates the carrying value of long-lived assets other than goodwill when indications of impairment are evident. Impairment testing is primarily done by using the cash flow method based on undiscounted future cash flows.

Goodwill And Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of the fair value of consideration transferred over the fair value of net assets of businesses acquired. Goodwill is not amortized, but is subject to at least an annual review for impairment. Other intangible assets, principally related to acquired technology and contractual relationships, are amortized over their useful lives which range from 3 to 25 years.

As of December 31, 2011 and 2010, the Company had recorded goodwill of approximately $1.6 billion and $1.6 billion respectively of which nearly all is associated with the reporting unit Airbag & Seatbelt Systems. Approximately $1.2 billion is goodwill associated with the 1997 merger of Autoliv AB and the Automotive Safety Products Division of Morton International, Inc. The Company performs its annual impairment testing in the fourth quarter of each year. Impairment testing is required more often than annually if an event or circumstance indicates that an impairment, or decline in value, may have occurred. The impairment testing of goodwill is based on two different reporting units: 1) Airbag & Seatbelt Systems and 2) Active Safety Electronics.

In conducting its impairment testing, the Company compares the estimated fair value of each of its reporting units to the related carrying value of the reporting unit. If the estimated fair value of a reporting unit exceeds its carrying value, goodwill is considered not to be impaired. If the carrying value of a reporting unit exceeds its estimated fair value, an impairment loss is measured and recognized.

The estimated fair market value of the reporting unit is determined by the discounted cash flow method taking into account expected long-term operating cash-flow performance. The Company discounts projected operating cash flows using its weighted average cost of capital, including a risk premium to adjust for market risk. The estimated fair value is based on automotive industry volume projections which are based on third-party and internally developed forecasts and discount rate assumptions. Significant assumptions include terminal growth rates, terminal operating margin rates, future capital expenditures and working capital requirements.

To supplement this analysis, the Company compares the market value of its equity, calculated by reference to the quoted market prices of its shares, to the book value of its equity.

There were no impairments of goodwill in 2009 through 2011.

Insurance Deposits

Insurance Deposits

The Company has entered into liability and recall insurance contracts to mitigate the risk of costs associated with product recalls. These are accounted for under the deposit method of accounting based on the existing contractual terms.

Warranties And Recalls

Warranties and Recalls

The Company records liabilities for product recalls when probable claims are identified and when it is possible to reasonably estimate costs. Recall costs are costs incurred when the customer decides to formally recall a product due to a known or suspected safety concern. Product recall costs typically include the cost of the product being replaced as well as the customer's cost of the recall, including labor to remove and replace the defective part.

Provisions for warranty claims are estimated based on prior experience, likely changes in performance of newer products and the mix and volume of products sold. The provisions are recorded on an accrual basis.

Restructuring Provisions

Restructuring Provisions

The Company defines restructuring expense to include costs directly associated with rightsizing, exit or disposal activities.

Estimates of restructuring charges are based on information available at the time such charges are recorded. In general, management anticipates that restructuring activities will be completed within a timeframe such that significant changes to the exit plan are not likely. Due to inherent uncertainty involved in estimating restructuring expenses, actual amounts paid for such activities may differ from amounts initially estimated.

Pension Obligations

Pension Obligations

The Company provides for both defined contribution plans and defined benefit plans. A defined contribution plan generally specifies the periodic amount that the employer must contribute to the plan and how that amount will be allocated to the eligible employees who perform services during the same period. A defined benefit pension plan is one that contains pension benefit formulas, which generally determine the amount of pension benefit that each employee will receive for services performed during a specified period of employment.

The amount recognized as a defined benefit liability is the net total of projected benefit obligation (PBO) minus the fair value of plan assets (if any) (see Note 18). The plan assets are measured at fair value. The input to the fair value measurement of the plan assets is mainly quoted prices in active markets for identical assets.

Contingent Liabilities

Contingent Liabilities

Various claims, lawsuits and proceedings are pending or threatened against the Company or its subsidiaries, covering a range of matters that arise in the ordinary course of its business activities with respect to commercial, product liability or other matters (see Note 16).

The Company diligently defends itself in such matters and, in addition, carries insurance coverage to the extent reasonably available against insurable risks.

The Company records liabilities for claims, lawsuits and proceedings when they are identified and it is possible to reasonably estimate the cost of such liabilities. Legal costs expected to be incurred in connection with a loss contingency are expensed as such costs are incurred.

The Company believes, based on currently available information, that the resolution of outstanding matters, other than the antitrust investigations, after taking into account recorded liabilities and available insurance coverage, should not have a material effect on the Company's financial position or results of operations.

However, due to the inherent uncertainty associated with such matters, there can be no assurance that the final outcomes of these matters will not be materially different than currently estimated.

Translation Of Non-U.S. Subsidiaries

Translation of Non-U.S. Subsidiaries

The balance sheets of subsidiaries with functional currency other than U.S. dollars are translated into U.S. dollars using year-end rates of exchange.

The statement of operations of these subsidiaries is translated into U.S. dollars at the average rates of exchange for the year. Translation differences are reflected in equity as a component of OCI.

Receivables And Liabilities In Non-Functional Currencies

Receivables and Liabilities in Non-Functional Currencies

Receivables and liabilities not denominated in functional currencies are converted at year-end rates of exchange. Net transaction gains/(losses), reflected in the Consolidated Statements of Income amounted to $(11.1) million in 2011, $(9.1) million in 2010 and $(16.1) million in 2009, and are recorded in operating income if they relate to operational receivables and liabilities or recorded in other financial items, net if they relate to financial receivables and liabilities.

Reclassifications	Reclassifications Certain prior-year amounts have been reclassified to conform to current year presentation.

Fair Value Measurements (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements [Abstract]
Summary Of Valuation Of Company's Derivatives By Pricing Observability Levels

	Total carrying amount in Consolidated Balance Sheet December 31		Fair value measurement at December 31, using:
			2011			2010
DESCRIPTION	2011	2010	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Assets
Derivatives	$19.7	$17.1	—	$19.7	—	—	$17.1	—

Total Assets	$19.7	$17.1	—	$19.7	—	—	$17.1	—

Liabilities
Derivatives	$0.6	$7.1	—	$0.6	—	—	$7.1	—

Total Liabilities	$0.6	$7.1	—	$0.6	—	—	$7.1	—

Fair Value Of Debt

DESCRIPTION	Carrying value1) 2011	Fair value 2011	Carrying value1) 2010	Fair value 2010

Long-term debt
U.S. Private placement	$305.1	$331.9	$409.3	$442.8
Medium-term notes	43.3	40.6	88.2	96.3
Notes2)	—	—	100.2	115.7
Other long-term debt	15.1	15.1	40.0	39.7

Total	$363.5	$387.6	$637.7	$694.5

Short-term debt
Overdrafts and other short-term debt	$63.2	$63.2	$29.7	$29.7
Short-term portion of long-term debt3)	132.4	136.5	57.4	57.4
Notes2)	107.2	109.9	—	—

Total	$302.8	$309.6	$87.1	$87.1

1)	Debt as reported in balance sheet.
2)	Notes issued as part of the equity units offering has been reclassified to short-term debt during 2011 (for further information see Note 13).
3)	$110 million carrying value of U.S. Private placement has been reclassified to short-term debt during 2011.

Financial Assets And Liabilities Measured At Fair Value On Recurring Basis

DESCRIPTION	Nominal volume	Derivative asset	Derivative liability	Balance Sheet location

Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0	$15.1	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0	$15.1	$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$845.2	$4.6	$0.6	Other current assets/ liabilities

Total derivatives not designated as hedging instruments	$845.2	$4.6	$0.6

Total derivatives	$905.2	$19.7	$0.6

DESCRIPTION	Nominal volume	Derivative asset	Derivative liability	Balance Sheet location

Derivatives designated as hedging instruments
Interest rate swaps, less than 9 years (fair value hedge)	$60.0	$9.3	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0	$9.3	$—

Derivatives not designated as hedging instruments
Cross currency interest rate swaps, less than 1 year	$40.3	$3.7	$—	Other current assets
Foreign exchange swaps, less than 6 months	1,486.2	4.1	7.1	Other current assets/ liabilities

Total derivatives not designated as hedging instruments	$1,526.5	$7.8	$7.1

Total derivatives	$1,586.5	$17.1	$7.1

Derivatives Designated As Hedging Instruments

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense

Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0	—	$5.9	—	—	—

Total derivatives designated as hedging instruments	$60.0

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(5.9)	—	—	—

Total gain (loss) in Consolidated Statement of income			$0.0

	Nominal volume		Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense

Derivatives designated as hedging instruments
Cross currency interest rate swaps, less than 1 year (cash flow hedge)	$54.0	1)	$1.9	$—	$—	$—	$0.2
Interest rate swaps, less than 9 years (fair value hedge)	60.0		—	2.8	—	—	—

Total derivatives designated as hedging instruments	$114.0

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0		—	$(2.8)	—	—	—

Total gain (loss) in Consolidated Statement of income				$0.0

1)	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.

	Nominal volume		Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense

Derivatives designated as hedging instruments
Cross currency interest rate swaps, less than 1 year (cash flow hedge)	$52.5		$1.6	$—	$—	$(0.3)	$—
Interest rate swaps, less than 10 years (fair value hedge)	60.0	1)	—	(8.9)	—	—	—

Total derivatives designated as hedging instruments	$112.5

Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0		—	$8.9	—	—	—

Total gain (loss) in Consolidated Statement of income				$0.0

1)	The hedged item related to the fair value hedge consists of a $60 million debt note which matures in 2019.

Derivatives Not Designated As Hedging Instruments

	Nominal volume			Other financial items, net			Interest expense			Interest income
	2011	2010	2009	2011	2010	2009	2011	2010	2009	2011	2010	2009

Derivatives not designated as hedging instruments
Cross currency interest rate swaps, less than 1 year	$—	$40.3	$20.3	$(3.8)	$2.0	$1.5	$0.1	$0.2	$0.1	$—	$—	$—
Cross currency interest rate swaps, less than 2 years	—	—	40.3	—	—	2.9	—	—	0.2	—	—	—
Foreign exchange swaps	845.2	1,486.2	1,379.3	6.8	(1.0)	20.2	0.2	(0.3)	(0.2)	—	—	—

Total derivatives not designated as hedging instruments	$845.2	$1,526.5	$1,439.9

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Income (Loss) Before Income Taxes
	000000	000000	000000
INCOME (LOSS) BEFORE INCOME TAXES	2011	2010	2009

U.S.	$165.1	$132.8	$(30.1)
Non-U.S.	663.2	672.7	35.6

Total	$828.3	$805.5	$5.5

Schedule Of Provision For Income Taxes
	000000	000000	000000
PROVISION FOR INCOME TAXES	2011	2010	2009

Current
U.S. federal	$32.3	$60.9	$6.0
Non-U.S.	157.6	120.0	47.8
U.S. state and local	6.5	11.3	1.5
Deferred
U.S. federal	1.8	(8.9)	0.1
Non-U.S.	3.0	28.2	(62.5)
U.S. state and local	0.1	(1.5)	0.0

Total income tax expense (benefit)	$201.3	$210.0	$(7.1)

Schedule Of Effective Income Tax Rate
	0000	0000	0000
EFFECTIVE INCOME TAX RATE	2011	2010	2009

U.S. federal income tax rate	35.0%	35.0%	35.0%
Net operating loss carry-forwards	(1.3)	(0.9)	(70.9)
Non-utilized operating losses	1.4	0.1	172.7
Foreign tax rate variances	(7.5)	(8.6)	(408.9)
State taxes, net of federal benefit	0.5	0.8	41.8
Earnings of equity investments	(0.3)	(0.2)	(21.8)
Tax credits	(3.0)	(3.3)	(398.2)
Changes in tax reserves	(2.4)	(0.4)	32.7
Cost of double taxation	0.7	1.9	281.8
Withholding taxes	1.9	2.7	200.0
Other, net	(0.7)	(1.0)	6.7
Effective income tax rate	24.3%	26.1%	(129.1)%

Schedule Of Tabular Presentation Of Tax Benefits Unrecognized

TABULAR PRESENTATION OF TAX BENEFITS UNRECOGNIZED	2011	2010	2009

Unrecognized tax benefits at beginning of year	$33.2	$37.1	$34.1
Gross amounts of increases and decreases: Increases as a result of tax positions taken during a prior period	5.1	0.0	0.0
Decreases as a result of tax positions taken during a prior period	(4.0)	(0.0)	(0.5)
Increases as a result of tax positions taken during the current period	1.9	1.2	8.1
Decreases as a result of tax positions taken during the current period	0.0	0.0	0.0
Decreases relating to settlements with taxing authorities	(5.1)	(1.0)	(0.0)
Decreases resulting from the lapse of the applicable statute of limitations	(15.9)	(4.2)	(5.6)
Translation Difference	(1.2)	0.1	1.0

Total unrecognized tax benefits at end of year	$14.0	$33.2	$37.1

Schedule Of Deferred Taxes

DEFERRED TAXES DECEMBER 31	2011	2010

Assets
Provisions	$96.1	$91.1
Costs capitalized for tax	5.9	8.0
Property, plant and equipment	27.2	47.5
Retirement Plans	79.8	58.2
Tax receivables, principally NOL's	80.8	62.4
Deferred tax assets before allowances	$289.8	$267.2
Valuation allowances	(41.7)	(30.1)

Total	$248.1	$237.1

Liabilities
Acquired intangibles	$(31.9)	$(37.6)
Statutory tax allowances	(2.1)	(2.2)
Insurance deposit	(7.6)	(7.2)
Distribution taxes	(32.0)	(32.0)
Other	(1.4)	(0.2)

Total	$(75.0)	$(79.2)

Net deferred tax asset	$173.1	$157.9

Schedule Of Valuation Allowances Against Deferred Tax Assets

VALUATION ALLOWANCES AGAINST DEFERRED TAX ASSETS DECEMBER 31	2011	2010	2009

Allowances at beginning of year	$30.1	$54.2	$37.6
Benefits reserved current year	31.2	2.9	15.3
Benefits recognized current year	(15.1)	(33.5)	(3.7)
Write-offs and other changes	(1.5)	5.9	2.7
Translation difference	(3.0)	0.6	2.3
Allowances at end of year	$41.7	$30.1	$54.2

Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Schedule Of Receivables

DECEMBER 31	2011	2010	2009

Receivables	$1,466.1	$1,375.1	$1,061.8
Allowance at beginning of year	$(7.5)	$(8.7)	$(9.9)
Reversal of allowance	1.7	2.2	5.2
Addition to allowance	(4.7)	(2.1)	(7.2)
Write-off against allowance	2.0	0.9	3.5
Translation difference	0.2	0.2	(0.3)
Allowance at end of year	$(8.3)	$(7.5)	$(8.7)

Total receivables, net of allowance	$1,457.8	$1,367.6	$1,053.1

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Schedule Of Inventories

DECEMBER 31	2011	2010	2009

Raw material	$295.5	$271.8	$243.2
Work in progress	219.9	216.7	205.3
Finished products	184.0	154.8	125.3

Inventories	$699.4	$643.3	$573.8

Inventory reserve at beginning of year	$(81.6)	$(84.8)	$(80.7)
Reversal of reserve	5.1	8.1	6.9
Addition to reserve	(17.2)	(16.1)	(17.9)
Write-off against reserve	16.9	10.2	8.8
Translation difference	0.7	1.0	(1.9)

Inventory reserve at end of year	$(76.1)	$(81.6)	$(84.8)

Total inventories, net of reserve	$623.3	$561.7	$489.0

Investments And Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Investments And Other Non-Current Assets [Abstract]
Schedule Of Investments And Other Non-Current Assets

DECEMBER 31	2011	2010

Investments in affiliated companies	$21.0	$21.4
Deferred tax assets	162.1	151.9
Income tax receivables	33.2	—
Derivative assets	15.1	9.3
Long-term interest bearing deposit (insurance arrangement)	22.6	22.6
Other non-current assets	25.6	22.9

Investments and other non-current assets	$279.6	$228.1

Schedule Of Significant Investments And Respective Percentage Of Ownership

COUNTRY	Ownership %	Company name

France	49%	EAK SA Composants pour L'Industrie Automobile
France	49%	EAK SNC Composants pour L'Industrie Automobile
Malaysia	49%	Autoliv-Hirotako Safety Sdn Bhd (parent and subsidiaries)
China	30%	Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment

DECEMBER 31	2011	2010	Estimated life

Land and land improvements	$118.5	$107.6	n/a to 15
Machinery and equipment	2,819.2	2,751.3	3-8
Buildings	739.0	718.0	20-40
Construction in progress	177.8	125.3	n/a
Property, plant and equipment	$3,854.5	$3,702.2
Less accumulated depreciation	(2,733.3)	(2,676.4)

Net of depreciation	$1,121.2	$1,025.8

Schedule Of Depreciation Included In Property, Plant And Equipment
	0000000	0000000	0000000
DEPRECIATION INCLUDED IN	2011	2010	2009

Cost of sales	$221.0	$233.6	$252.4
Selling, general and administrative expenses	8.7	8.7	15.4
Research, development and engineering expenses	20.0	21.4	23.4

Total	$249.7	$263.7	$291.2

Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
Schedule Of Goodwill And Intangible Assets

UNAMORTIZED INTANGIBLES	2011	2010

Goodwill
Carrying amount at beginning of year	$1,612.3	$1,614.4
Acquisitions and purchase price adjustments	—	1.5
Translation differences	(5.3)	(3.6)

Carrying amount at end of year	$1,607.0	$1,612.3

	000000	000000
AMORTIZED INTANGIBLES	2011	2010

Gross carrying amount	$393.6	$379.0
Accumulated amortization	(284.4)	(269.3)

Carrying value	$109.2	$109.7

Restructuring And Other Liabilities (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring And Other Liabilities [Abstract]
Change In Balance Sheet Position Of Restructuring Reserves

	December 31 2010	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2011

Restructuring employee-related	$48.4	$10.1	$(4.9)	$(22.2)	$(0)	$31.4
Other	0.2	0.8	—	(0.1)	—	0.9

Total reserve	$48.6	$10.9	$(4.9)	$(22.3)	$(0)	$32.3

	December 31 2009	Provision/ Charge	Provision/ Reversal	Cash payments	Non-cash	Translation difference	December 31 2010

Restructuring employee-related	$100.1	$30.3	$(10.2)	$(66.1)	$—	$(5.7)	$48.4
Fixed asset impairment	—	1.0	—	—	(1.0)	—	—
Other	0.2	0.2	—	(0.2)	—	—	0.2

Total reserve	$100.3	$31.5	$(10.2)	$(66.3)	$(1.0)	$(5.7)	$48.6

	December 31 2008	Provision/ Charge	Provision/ Reversal	Cash payments	Non-cash	Translation difference	December 31 2009

Restructuring employee-related	$55.3	$133.6	$(5.7)	$(85.1)	$—	$2.0	$100.1
Fixed asset impairment	—	5.3	—	—	(5.3)	—	—
Other	0.4	—	—	(0.2)	—	—	0.2

Total reserve	$55.7	$138.9	$(5.7)	$(85.3)	$(5.3)	$2.0	$100.3

Product Related Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Product Related Liabilities [Abstract]
Schedule Of Product Warranty Liability

DECEMBER 31	2011	2010	2009

Reserve at beginning of the year	$39.2	$30.6	$16.7
Change in reserve	14.8	25.4	23.5
Cash payments	(21.2)	(17.0)	(10.1)
Translation difference	0.2	0.2	0.5

Reserve at end of the year	$33.0	$39.2	$30.6

Debt And Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2011
Debt And Credit Agreements [Abstract]
Debt Profile
	2012		2013	2014	2015	2016	Thereafter	Total long-term	Total

US private placement notes (incl. DRD1)) (Weighted average interest rate 4.9%)2)	$110.0		$—	$125.0	$—	$—	$165.0	$290.0	$400.0
Overdraft/Other short-term debt (incl. DRD1)) (Weighted average interest rate 8.8%)	59.2		—	—	—	—	—	—	59.2
Notes issued as a part of Equity units (interest rate 15%)3)	107.2	4)	—	—	—	—	—	—	107.2
Medium-term notes (Weighted average interest rate 3.6%)	—		—	—	—	—	43.3	43.3	43.3
Other long-term loans, incl. current portion5) (Weighted average interest rate 3.1%)	22.4		10.5	2.9	1.7	—	—	15.1	37.5
Total debt as cash flow, (incl. DRD1))	$298.8		$10.5	$127.9	$1.7	$—	$208.3	$348.4	$647.2
DRD adjustment	4.0		—	—	—	—	15.1	15.1	19.1

Total debt as reported	$302.8		$10.5	$127.9	$1.7	$—	$223.4	$363.5	$666.3

1)	Debt Related Derivatives (DRD), i.e. the fair market value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt.
2)	Interest rates will change as roll-overs occur prior to final maturity.
3)	The effective interest rate on the notes including cash coupon and amortization is 15% until repricing.
4)	Repricing in 2012, final maturity in 2014.
5)	Primarily loans from Japanese banks in JPY and loans from Brazilian banks in BRL.

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Schedule Of Dividends Paid

DIVIDENDS	2011	2010	2009

Cash dividend paid per share	$1.73	$0.65	$0.21
Cash dividend declared per share	$1.78	$1.05	$—

Other Comprehensive (Loss) Income

OTHER COMPREHENSIVE (LOSS) INCOME / ENDING BALANCE1)	2011	2010	2009

Cumulative translation adjustments	$38.4	$81.0	$110.6
Net gain/loss of cash flow hedge derivatives	—	0.0	(0.2)
Net pension liability	(80.7)	(44.6)	(36.1)

Total (ending balance)	$(42.3)	$36.4	$74.3

Deferred taxes on cash flow hedge derivatives	$—	$0.0	$0.0
Deferred taxes on the pension liability	$45.5	$25.0	$20.8

1)	The components of Other Comprehensive (Loss) Income are net of any related income tax effects.

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Schedule Of Acquisitions And Divestitures Of Businesses, Net Of Cash Acquired

	2011	2010	2009

Acquisitions:
Fair value of assets acquired excluding cash	$(32.4)	$(133.9)	$(47.1)
Fair value of non-controlling interests	—	4.2	—
Liabilities assumed	9.2	52.3	10.8

Acquisition of businesses, net of cash acquired	$(23.2)	$(77.4)	$(36.3)

	2011	2010	2009

Divestitures of business, net of cash disposed	$5.4	$—	$—

Schedule Of Payments For Interest And Income Taxes

	2011	2010	2009

Interest	$68	$63	$74
Income taxes	$257	$149	$31

Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Weighted Average Fair Value Of Stock Options Granted

	2011	2010	2009

Risk-free interest rate	2.2%	2.5%	2.0%
Dividend yield	2.2%	2.2%	2.3%
Expected life in years	4.1	4.1	4.1
Expected volatility	45.0%	42.0%	34.0%

Schedule Of Number Of Restricted Stock Units

RSUs	2011	2010	2009

Outstanding at beginning of year	360,928	351,659	234,259
Granted	64,599	102,120	201,766
Shares issued	(84,294)	(83,243)	(70,364)
Cancelled/Forfeited/Expired	(21,111)	(9,608)	(14,002)
Outstanding at end of year	320,122	360,928	351,659

Schedule Of Number Of Stock Options

STOCK OPTIONS	Number of options	Weighted average exercise price

Outstanding at Dec 31, 2008	1,213,977	$45.05
Granted	605,300	16.31
Exercised	(36,085)	18.12
Cancelled/Forfeited/Expired	(196,574)	39.31
Outstanding at Dec 31, 2009	1,586,618	$35.41
Granted	303,960	44.80
Exercised	(717,837)	30.90
Cancelled/Forfeited/Expired	(16,775)	53.96
Outstanding at Dec 31, 2010	1,155,966	$40.31
Granted	193,833	72.95
Exercised	(244,218)	40.32
Cancelled/Forfeited/Expired	(32,579)	38.38
Outstanding at Dec 31, 2011	1,073,002	$46.26

Schedule Of Options Excercisable

OPTIONS EXERCISABLE

At December 31, 2009	1,003,818	$46.50
At December 31, 2010	854,056	$38.73
At December 31, 2011	886,605	$40.65

Stock Options [Member]
Schedule Of Stock Option Plans

RANGE OF EXERCISE PRICES	Number outstanding	Remaining contract life (in years)	Weighted average exercise price

$16.31 – $19.96	198,950	6.54	$16.62
$21.36 – $29.37	34,700	1.00	21.36
$40.26 – $49.60	410,830	5.67	45.50
$51.67 – $72.95	428,522	7.22	62.68

	1,073,002	6.30	$46.26

Stock Options Outstanding [Member]
Schedule Of Stock Option Plans

RANGE OF EXERCISE PRICES	Number exercisable	Remaining contract life (in years)	Weighted average exercise price

$16.31 – $19.96	198,950	6.54	$16.62
$21.36 – $29.37	34,700	1.00	21.36
$40.26 – $49.60	410,830	5.67	45.50
$51.67 – $72.95	242,125	5.74	54.95

	886,605	5.70	$40.65

Retirement Plans (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans [Member]
Schedule Of Changes In Benefit Obligations And Plan Assets

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR THE PERIODS ENDED DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Benefit obligation at beginning of year	$190.4	$171.9	$170.2	$133.5
Service cost	6.3	5.1	12.3	10.0
Interest cost	10.0	9.1	7.6	6.5
Actuarial (gain) loss due to:
Change in discount rate	31.0	20.1	9.5	9.4
Experience	5.9	(9.9)	(0.1)	3.5
Other assumption changes	19.4	(1.8)	(4.9)	2.6
Plan participants' contributions	—	—	0.2	0.2
Plan amendments	—	—	0.8	0.5
Benefits paid	(5.7)	(4.1)	(8.5)	(8.0)
Settlements	(0.3)	—	(25.3)	(1.9)
Curtailments	—	—	0.3	(0.2)
Special termination benefits	—	—	0.1	0.2
Acquisitions	—	—	—	10.0
Other	—	—	(0.1)	(0.2)
Translation difference	—	—	(1.6)	4.1

Benefit obligation at end of year	$257.0	$190.4	$160.5	$170.2

Fair value of plan assets at beginning of year	$136.9	$120.4	$87.7	$75.8
Actual return on plan assets	2.0	15.1	7.7	3.6
Company contributions	7.3	5.5	22.8	10.1
Plan participants' contributions	—	—	0.2	0.2
Benefits paid	(5.7)	(4.1)	(8.5)	(8.0)
Settlements	—	—	(25.3)	(1.9)
Acquisitions	—	—	—	6.5
Other	—	—	(0.1)	(0.1)
Translation difference	—	—	(0.6)	1.5

Fair value of plan assets at year end	$140.5	$136.9	$83.9	$87.7

Funded status recognized in the balance sheet	$(116.5)	$(53.5)	$(76.6)	$(82.5)

Schedule Of Components Of Net Periodic Benefit Cost

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE DEFINED BENEFIT RETIREMENT PLANS
	U.S.
	2011	2010	2009

Service cost	$6.3	$5.1	$5.9
Interest cost	10.0	9.1	10.0
Expected return on plan assets	(9.9)	(8.5)	(7.0)
Amortization of prior service credit	(1.0)	(1.0)	(1.0)
Amortization of actuarial loss	5.4	3.4	6.5
Settlement	0.4	—	—

Net periodic benefit cost	$11.2	$8.1	$14.4

	Non-U.S.
	2011	2010	2009

Service cost	$12.3	$10.0	$8.5
Interest cost	7.6	6.5	5.6
Expected return on plan assets	(4.4)	(4.2)	(3.4)
Amortization of prior service costs	0.1	0.2	0.1
Amortization of actuarial loss	1.0	0.5	0.4
Settlement loss (gain)	4.5	0.5	0.8
Curtailment loss (gain)	0.2	0.3	(2.5)
Special termination benefits	0.1	0.2	1.3

Net periodic benefit cost	$21.4	$14.0	$10.8

Schedule Of Components Of Accumulated Other Comprehensive Income Before Tax

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX AS OF DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Net actuarial loss (gain)	$110.6	$52.5	$21.9	$26.4
Prior service cost (credit)	(5.0)	(6.0)	1.6	0.9

Total accumulated other comprehensive income recognized in the balance sheet	$105.6	$46.5	$23.5	$27.3

Schedule Of Changes In Accumulated Other Comprehensive Income Before Tax

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX FOR THE PERIODS ENDED DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	$46.5	$47.0	$27.3	$12.3
Net actuarial loss (gain)	64.1	1.9	1.2	14.6
Prior service cost (credit)	—	—	0.8	—
Amortization of prior service costs	1.0	1.0	(0.1)	(0.2)
Amortization of actuarial loss	(6.0)	(3.4)	(5.4)	(0.5)
Translation difference	—	—	(0.3)	1.1

Total retirement benefit recognized in accumulated other comprehensive income at end of year	$105.6	$46.5	$23.5	$27.3

Schedule Of Accumulated Benefit Obligations Exceeding Fair Value Of Plan Assets

PENSION PLANS FOR WHICH ABO EXCEEDS THE FAIR VALUE OF PLAN ASSETS AS OF DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Projected Benefit Obligation (PBO)	$257.0	$190.4	$87.6	$104.2
Accumulated Benefit Obligation (ABO)	$198.5	$163.6	$69.2	$77.7
Fair value of plan assets	$140.5	$136.9	$5.9	$17.8

Schedule Of Fair Value Of Total Plan Assets

FAIR VALUE OF TOTAL PLAN ASSETS FOR YEARS ENDED DECEMBER 31
	U.S.	U.S.		Non-U.S.
ASSETS CATEGORY IN %, WEIGHTED AVERAGE	Target allocation	2011	2010	2011	2010

Equity securities	65	66	66	12	11
Debt instruments	35	34	34	59	48
Other assets	—	—	—	29	41

Total	100	100	100	100	100

Schedule Of Valuation Of Company's Plan Assets

Total carrying amount in statement of financial position December 31, 2011		Fair value measurement at December 31, 2011 using:
		Level 1	Level 2	Level 3

Assets
US Equity
Large Cap	$60.5	$60.5	$—	$—
Mid Cap	7.2	7.2	—	—
Small Cap	7.3	7.3	—	—
Non-US Equity	27.8	27.8	—	—
US Bonds
Government	20.2	20.2	—	—
Corporate	9.7	9.7	—	—
Aggregate	16.3	16.3	—	—
Non-US Bonds
Government	4.5	4.5	—	—
Corporate	46.4	46.4	—	—
Insurance Contracts	18.0	—	18.0	—
Cash or Cash Equivalents	6.5	6.5	—	—

Total	$224.4	$206.4	$18.0	$—

Total carrying amount in statement of financial position December 31, 2010		Fair value measurement at December 31, 2010 using:
		Level 1	Level 2	Level 3

Assets
US Equity
Large Cap	$57.5	$57.5	$—	$—
Mid Cap	7.7	7.7	—	—
Small Cap	7.9	7.9	—	—
Non-US Equity	30.2	26.2	4.0	—
US Bonds
Government	19.4	19.4	—	—
Corporate	8.8	8.8	—	—
Aggregate	16.9	16.9	—	—
Non-US Bonds
Government	8.0	5.0	3.0	—
Corporate	39.3	39.3	—	—
Insurance Contracts	20.9	—	20.9	—
Cash or Cash Equivalents	8.0	8.0	—	—

Total	$224.6	$196.7	$27.9	$—

Schedule Of Pension Benefits Expected Payments

PENSION BENEFITS EXPECTED PAYMENTS	U.S.	Non-U.S.

2012	$9.5	$4.9
2013	$10.5	$5.8
2014	$11.6	$6.4
2015	$12.9	$7.0
2016	$15.2	$7.6
Years 2017-2021	$94.2	$53.3

Postretirement Benefits Other Than Pensions [Member]
Schedule Of Changes In Benefit Obligations And Plan Assets

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31
	2011	2010	2009

Benefit obligation at beginning of year	$27.9	$28.1	$24.8
Service cost	1.3	1.2	1.1
Interest cost	1.5	1.4	1.6
Actuarial (gain) loss due to:
Change in discount rate	3.1	1.7	1.9
Experience	0.5	(3.7)	0.1
Other assumption changes	(2.7)	—	(0.6)
Benefits paid	(0.8)	(0.8)	(0.8)
Employee contributions	—	—	—

Benefit obligation at end of year	$30.8	$27.9	$28.1

Fair value of plan assets at beginning of year	$—	$—	$—
Company contributions	0.8	0.8	0.8
Benefits paid	(0.8)	(0.8)	(0.8)

Fair value of plan assets at end of year	$—	$—	$—

Accrued postretirement benefit cost recognized in the balance sheet	$(30.8)	$(27.9)	$(28.1)

Schedule Of Components Of Net Periodic Benefit Cost

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS
PERIOD ENDED DECEMBER 31	2011	2010	2009

Service cost	$1.3	$1.2	$1.1
Interest cost	1.5	1.4	1.6
Amortization of prior service cost	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(0.1)	(0.3)	—

Net periodic benefit cost	$2.6	$2.2	$2.6

Schedule Of Components Of Accumulated Other Comprehensive Income Before Tax

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX ASSOCIATED WITH POSTRETIREMENT BENEFIT PLANS OTHER THAN PENTIONS AS OF DECEMBER 31
	U.S.		Non-U.S.
	2011	2010	2011	2010

Net actuarial loss (gain)	$(1.6)	$(2.5)	$(1.0)	$(1.3)
Prior service cost (credit)	(0.3)	(0.4)	—	—

Total accumulated other comprehensive income recognized in the balance sheet	$(1.9)	$(2.9)	$(1.0)	$(1.3)

Schedule Of Pension Benefits Expected Payments

POSTRETIREMENT BENEFITS EXPECTED PAYMENTS

2012	$1.0
2013	$1.1
2014	$1.2
2015	$1.4
2016	$1.5
Years 2017-2021	$10.2

U.S. [Member] | Defined Benefit Plans [Member]
Schedule Of Assumptions Used Benefit Obligations

ASSUMPTIONS USED TO DETERMINE THE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31
	U.S.
% WEIGHTED AVERAGE	2011	2010	2009

Discount rate	5.05	5.80	6.40
Rate of increases in compensation level	3.80	4.00	4.00
Expected long-term rate of return on assets	7.50	7.50	7.50

Non-U.S. [Member]
Schedule Of Assumptions Used Benefit Obligations

Non-U.S.1)
% WEIGHTED AVERAGE	2011	2010	2009

Discount rate	1.25-6.00	1.75-7.00	2.00-7.60
Rate of increases in compensation level	2.25-6.50	2.25-5.00	2.25-5.00
Expected long-term rate of return on assets	1.50-6.25	2.00-6.25	1.80-7.00

1)	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 95% of the projected benefit obligation.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Schedule Of Net Sales Attributed To Geographic Areas

NET SALES	2011	2010	2009

Europe	$3,102	$2,759	$2,551
Americas	2,559	2,194	1,311
China	982	813	484
Japan	758	791	499
Rest of Asia	831	614	276

Total	$8,232	$7,171	$5,121

Schedule Of Sales By Product

SALES BY PRODUCT	2011	2010	2009

Airbags and associated products1)	$5,393	$4,722	$3,250
Seatbelts and associated products2)	2,679	2,364	1,822
Active safety products	160	85	49

Total	$8,232	$7,171	$5,121

1)	Includes sales of steering wheels, passive safety electronics, inflators and initiators.
2)	Includes sales of seat components.

Schedule Of Long-Lived Assets

LONG-LIVED ASSETS	2011	2010

Europe	$641	$622
Americas	1,946	1,882
China	198	152
Japan	152	152
Rest of Asia	180	168

Total	$3,117	$2,976

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Weighted Average Shares Used In Earnings Per Share Calculation

	2011	2010	2009

Weighted average shares basic	89.2	87.3	81.5
Effect of dilutive securities:
stock options/share awards	0.5	0.6	0.4
equity units	4.0	4.5	2.6

Weighted average shares diluted	93.7	92.4	84.5

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Schedule Of Unaudited Quarterly Financial Data

2011	Q1	Q2	Q3	Q4

Net sales	$2,108.6	$2,061.5	$2,017.6	$2,044.7
Gross profit	466.0	421.6	411.2	429.1
Income before taxes	239.8	185.0	192.6	210.9
Net income attributable to controlling interests	181.5	145.0	138.4	158.5
Earnings per share
– basic	$2.04	$1.62	$1.55	$1.78
– diluted	$1.93	$1.54	$1.48	$1.70
Dividends paid	$0.40	$0.43	$0.45	$0.45

2010	Q1	Q2	Q3	Q4

Net sales	$1,720.8	$1,801.5	$1,740.9	$1,907.4
Gross profit	383.5	412.0	373.8	422.8
Income before taxes	179.2	205.9	189.6	230.8
Net income attributable to controlling interests	126.5	146.5	140.1	177.5
Earnings per share
– basic	$1.48	$1.69	$1.58	$2.01
– diluted	$1.39	$1.60	$1.51	$1.89
Dividends paid	$—	$—	$0.30	$0.35

Schedule Of Exchange Rates For Key Currencies Vs U.S. Dollar

	2011 Average	2011 Year end	2010 Average	2010 Year end	2009 Average	2009 Year end	2008 Average	2008 Year end	2007 Average	2007 Year end
EUR	1.390	1.292	1.321	1.323	1.387	1.435	1.459	1.411	1.368	1.465
CNY	0.155	0.159	0.148	0.151	0.146	0.147	0.144	0.146	0.131	0.138
JPY/1000	12.570	12.881	11.411	12.268	10.692	10.877	9.738	11.093	8.491	8.844
KRW/1000	0.904	0.863	0.864	0.883	0.783	0.859	0.911	0.795	1.074	1.068
MXN	0.080	0.071	0.079	0.081	0.074	0.076	0.090	0.074	0.092	0.091
SEK	0.154	0.144	0.139	0.147	0.131	0.139	0.152	0.129	0.148	0.155

Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Other intangible assets, useful lives, minimum, years	3
Other intangible assets, useful lives, maximum, years	25
Goodwill	$ 1,607	$ 1,612.3	$ 1,614.4
Impairment of goodwill	0	0	0
Net transaction gains/(losses)	(11.1)	(9.1)	(16.1)
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of investments in affiliated companies	20.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of investments in affiliated companies	50.00%
Swaps maturity date	2019
Morton International, Inc. [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	$ 1,200

Business Combinations (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010 Delphi In Korea And China [Member]	Dec. 31, 2009 Delphi In North America And Europe [Member]
Business Acquisition [Line Items]
Purchase price of acquisition		$ 73	$ 34
Purchase price allocation, goodwill amount	$ 1,200		$ 1

Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2008
Fair Value Measurements [Line Items]
Restructuring reserves	$ 48.6	$ 100.3	$ 32.3	$ 55.7
Carrying value of machinery and equipment	1	5.3
Fair value written down	0	0
Asset impairment charge	1	5.3
Fair Value [Member]
Fair Value Measurements [Line Items]
Restructuring reserves	48.6		32.3
Debt Note Maturing In 2019 [Member]
Fair Value Measurements [Line Items]
Nominal volume	60
Interest Rate Swap [Member] | Debt Note Matured In 2010 [Member]
Fair Value Measurements [Line Items]
Nominal volume	$ 54

Fair Value Measurements (Summary Of Valuation Of Company's Derivatives By Pricing Observability Levels) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Derivative Assets	$ 15.1	$ 9.3
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Derivative Assets
Total Assets
Derivative Liabilities
Total Liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Derivative Assets	19.7	17.1
Total Assets	19.7	17.1
Derivative Liabilities	0.6	7.1
Total Liabilities	0.6	7.1
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Derivative Assets
Total Assets
Derivative Liabilities
Total Liabilities
Total Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Derivative Assets	19.7	17.1
Total Assets	19.7	17.1
Derivative Liabilities	0.6	7.1
Total Liabilities	$ 0.6	$ 7.1

Fair Value Measurements (Fair Value Of Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Overdrafts And Other Short-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	$ 63.2	[1]	$ 29.7	[1]
Fair value	63.2		29.7
Short-Term Portion Of Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	132.4	[1],[2]	57.4	[1],[2]
Fair value	136.5	[2]	57.4	[2]
Notes - Short-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	107.2	[1],[3]
Fair value	109.9	[3]
Total Short-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	302.8	[1]	87.1	[1]
Fair value	309.6		87.1
U.S. Private Placement - Long-Term [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	305.1	[1]	409.3	[1]
Fair value	331.9		442.8
Medium-Term Notes - Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	43.3	[1]	88.2	[1]
Fair value	40.6		96.3
Notes - Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value			100.2	[1],[3]
Fair value			115.7	[3]
Other Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	15.1	[1]	40	[1]
Fair value	15.1		39.7
Total Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	363.5	[1]	637.7	[1]
Fair value	387.6		694.5
U.S. Private Placement - Short-Term [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	$ 110

[1]	Debt as reported in balance sheet.
[2]	$110 million carrying value of U.S. Private placement has been reclassified to short-term debt during 2011.
[3]	Notes issued as part of the equity units offering has been reclassified to short-term debt during 2011 (for further information see Note 13).

Fair Value Measurements (Financial Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Derivatives, Fair Value [Line Items]
Derivative asset	$ 15.1	$ 9.3
Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	905.2	1,586.5
Derivative asset	19.7	17.1
Derivative liability	0.6	7.1
Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	60	114		112.5
Derivatives Designated As Hedging Instruments [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	60	60
Derivative asset	15.1	9.3
Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	845.2	1,526.5		1,439.9
Derivatives Not Designated As Hedging Instruments [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	845.2	1,526.5
Derivative asset	4.6	7.8
Derivative liability	0.6	7.1
Derivatives Not Designated As Hedging Instruments [Member] | Foreign Exchange Swaps [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	845.2	1,486.2		1,379.3
Less Than 1 Year [Member] | Derivatives Not Designated As Hedging Instruments [Member] | Cross Currency Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Nominal volume		40.3		20.3
Less Than 1 Year [Member] | Derivatives Not Designated As Hedging Instruments [Member] | Cross Currency Interest Rate Swaps [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Nominal volume		40.3
Derivative asset		3.7
Less Than 1 Year [Member] | Cash Flow Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Cross Currency Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Nominal volume		54	[1]	52.5
Less Than 6 Months [Member] | Derivatives Not Designated As Hedging Instruments [Member] | Foreign Exchange Swaps [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets/Liabilities [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	845.2	1,486.2
Derivative asset	4.6	4.1
Derivative liability	0.6	7.1
Less Than 9 Years [Member] | Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Nominal volume		60
Less Than 9 Years [Member] | Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Other Non-Current Asset [Member]
Derivatives, Fair Value [Line Items]
Nominal volume		60
Derivative asset		9.3
Less Than 8 Years [Member] | Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	60
Less Than 8 Years [Member] | Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Other Non-Current Asset [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	60
Derivative asset	$ 15.1

[1]	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.

Fair Value Measurements (Derivatives Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Interest expense	$ 0	$ 0		$ 0
Interest income
Amount of gain (loss) recognized in OCI on derivative effective portion
Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Nominal volume	60	114		112.5
Interest income
Amount of gain (loss) recognized in OCI on derivative effective portion
Amount of gain (loss) reclassified from accumulated OCI into interest expense
Hedged Item (Fair Value Hedge) [Member] | Fixed Rate Private Placement Debt Due 2019 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Nominal volume	60	60		60
Interest expense	(5.9)	(2.8)		8.9
Interest income
Amount of gain (loss) recognized in OCI on derivative effective portion
Amount of gain (loss) reclassified from accumulated OCI into interest expense
Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member] | Less Than 8 Years [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Nominal volume	60
Interest expense	5.9
Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member] | Less Than 9 Years [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Nominal volume		60
Interest expense		2.8
Interest income
Amount of gain (loss) recognized in OCI on derivative effective portion
Fair Value Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Interest Rate Swap [Member] | Less Than 10 Years [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Nominal volume				60	[1]
Interest expense				(8.9)
Interest income
Amount of gain (loss) reclassified from accumulated OCI into interest expense
Cash Flow Hedge [Member] | Derivatives Designated As Hedging Instruments [Member] | Cross Currency Interest Rate Swaps [Member] | Less Than 1 Year [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Nominal volume		54	[2]	52.5
Other financial items, net		1.9		1.6
Interest income
Amount of gain (loss) recognized in OCI on derivative effective portion				(0.3)
Amount of gain (loss) reclassified from accumulated OCI into interest expense		$ 0.2

[1]	The hedged item related to the fair value hedge consists of a $60 million debt note which matures in 2019.
[2]	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.

Fair Value Measurements (Derivatives Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives, Fair Value [Line Items]
Interest expense	$ 0	$ 0	$ 0
Interest income
Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	845.2	1,526.5	1,439.9
Interest income
Derivatives Not Designated As Hedging Instruments [Member] | Cross Currency Interest Rate Swaps [Member] | Less Than 1 Year [Member]
Derivatives, Fair Value [Line Items]
Nominal volume		40.3	20.3
Other financial items, net	(3.8)	2	1.5
Interest expense	0.1	0.2	0.1
Interest income
Derivatives Not Designated As Hedging Instruments [Member] | Cross Currency Interest Rate Swaps [Member] | Less Than 2 Years [Member]
Derivatives, Fair Value [Line Items]
Nominal volume			40.3
Other financial items, net			2.9
Interest expense			0.2
Interest income
Derivatives Not Designated As Hedging Instruments [Member] | Foreign Exchange Swaps [Member]
Derivatives, Fair Value [Line Items]
Nominal volume	845.2	1,486.2	1,379.3
Other financial items, net	6.8	(1)	20.2
Interest expense	0.2	(0.3)	(0.2)
Interest income

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011
Income Taxes [Abstract]
Net operating loss carry-forwards	$ 210,000,000
Net operating loss carry-forwards with have no expiration date	170,000,000
Operating loss, expiration date	2029
Tax credit carry forwards	3,600,000
Tax credit carry forward, expiration date	2021
Investment Tax Credit carry forwards	5,900,000
Investment tax credit carry forwards, expiration date	2021
Income tax, tax holidays	10,000,000	18,000,000	12,000,000
Income tax holidays income tax benefits per share	$ 0.11	$ 0.2	$ 0.14
Release of tax reserves as a result of the conclusion of the tax audits and other proceedings				24,000,000
Unrecognized tax benefits related to prior years		42,300,000
Unrecognized accrued interest and penalties	2,500,000	9,100,000
Decrease to income tax reserves for unrecognized tax benefits based on tax positions related to current and prior years	20,100,000
Interest and penalties related to unrecognized tax benefits	6,600,000
Unrecognized tax benefit reserve that would impact effective tax rate if released into income	15,600,000
Unrecognized tax benefits payable, current	13,300,000
Unrecognized tax payable, non-current	2,300,000
Undistributed earnings of non-U.S. operations	$ 3,400,000,000

Income Taxes (Schedule Of Income (Loss) Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S.	$ 165.1	$ 132.8	$ (30.1)
Non-U.S.	663.2	672.7	35.6
Income before income taxes	$ 828.3	$ 805.5	$ 5.5

Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current U.S. federal	$ 32.3	$ 60.9	$ 6
Current Non-U.S.	157.6	120	47.8
Current U.S. state and local	6.5	11.3	1.5
Deferred U.S. federal	1.8	(8.9)	0.1
Deferred Non-U.S.	3	28.2	(62.5)
Deferred U.S. state and local	0.1	(1.5)	0
Total income tax expense (benefit)	$ 201.3	$ 210	$ (7.1)

Income Taxes (Schedule Of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S. federal income tax rate	35.00%	35.00%	35.00%
Net operating loss carry-forwards	(1.30%)	(0.90%)	(70.90%)
Non-utilized operating losses	1.40%	0.10%	172.70%
Foreign tax rate variances	(7.50%)	(8.60%)	(408.90%)
State taxes, net of federal benefit	0.50%	0.80%	41.80%
Earnings of equity investments	(0.30%)	(0.20%)	(21.80%)
Tax credits	(3.00%)	(3.30%)	(398.20%)
Changes in tax reserves	(2.40%)	(0.40%)	32.70%
Cost of double taxation	0.70%	1.90%	281.80%
Withholding taxes	1.90%	2.70%	200.00%
Other, net	(0.70%)	(1.00%)	6.70%
Effective income tax rate	24.30%	26.10%	(129.10%)

Income Taxes (Schedule Of Tax Benefits Unrecognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Unrecognized tax benefits at beginning of year	$ 33.2	$ 37.1	$ 34.1
Gross amounts of increases and decreases: Increases as a result of tax positions taken during a prior period	5.1	0	0
Decreases as a result of tax positions taken during a prior period	(4)	0	(0.5)
Increases as a result of tax positions taken during the current period	1.9	1.2	8.1
Decreases as a result of tax positions taken during the current period	0	0	0
Decreases relating to settlements with taxing authorities	(5.1)	(1)	0
Decreases resulting from the lapse of the applicable statute of limitations	(15.9)	(4.2)	(5.6)
Translation Difference	(1.2)	0.1	1
Total unrecognized tax benefits at end of year	$ 14	$ 33.2	$ 37.1

Income Taxes (Schedule Of Deferred Taxes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Provisions	$ 96.1	$ 91.1
Costs capitalized for tax	5.9	8
Property, plant and equipment	27.2	47.5
Retirement Plans	79.8	58.2
Tax receivables, principally NOL's	80.8	62.4
Deferred tax assets before allowances	289.8	267.2
Valuation allowances	(41.7)	(30.1)	(54.2)	(37.6)
Total	248.1	237.1
Acquired intangibles	(31.9)	(37.6)
Statutory tax allowances	(2.1)	(2.2)
Insurance deposit	(7.6)	(7.2)
Distribution taxes	(32)	(32)
Other	(1.4)	(0.2)
Total	(75)	(79.2)
Net deferred tax asset	$ 173.1	$ 157.9

Income Taxes (Schedule Of Valuation Allowances Against Deferred Tax Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Allowances at beginning of year	$ 30.1	$ 54.2	$ 37.6
Benefits reserved current year	31.2	2.9	15.3
Benefits recognized current year	(15.1)	(33.5)	(3.7)
Write-offs and other changes	(1.5)	5.9	2.7
Translation difference	(3)	0.6	2.3
Allowances at end of year	$ 41.7	$ 30.1	$ 54.2

Receivables (Schedule Of Receivables) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables [Abstract]
Receivables	$ 1,466.1	$ 1,375.1	$ 1,061.8
Allowance at beginning of year	(7.5)	(8.7)	(9.9)
Reversal of allowance	1.7	2.2	5.2
Addition to allowance	(4.7)	(2.1)	(7.2)
Write-off against allowance	2	0.9	3.5
Translation difference	0.2	0.2	(0.3)
Allowance at end of year	(8.3)	(7.5)	(8.7)
Total receivables, net of allowance	$ 1,457.8	$ 1,367.6	$ 1,053.1

Inventories (Schedule Of Inventories) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories [Abstract]
Raw material	$ 295.5	$ 271.8	$ 243.2
Work in progress	219.9	216.7	205.3
Finished products	184	154.8	125.3
Inventories	699.4	643.3	573.8
Inventory reserve at beginning of year	(81.6)	(84.8)	(80.7)
Reversal of reserve	5.1	8.1	6.9
Addition to reserve	(17.2)	(16.1)	(17.9)
Write-off against reserve	16.9	10.2	8.8
Translation difference	0.7	1	(1.9)
Inventory reserve at end of year	(76.1)	(81.6)	(84.8)
Total inventories, net of reserve	$ 623.3	$ 561.7	$ 489

Investments And Other Non-Current Assets (Schedule Of Investments And Other Non-current Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments And Other Non-Current Assets [Abstract]
Investments in affiliated companies	$ 21	$ 21.4
Deferred tax assets	162.1	151.9
Income tax receivables	33.2
Derivative assets	15.1	9.3
Long-term interest bearing deposit (insurance arrangement)	22.6	22.6
Other non-current assets	25.6	22.9
Investments and other non-current assets	$ 279.6	$ 228.1

Investments And Other Non-Current Assets (Schedule Of Significant Investments And Respective Percentage Of Ownership) (Details)	Dec. 31, 2011
France [Member] | EAK SA Composants Pour L'Industrie Automobile [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
France [Member] | EAK SNC Composants Pour L'Industrie Automobile [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
Malaysia [Member] | Autoliv-Hirotako Safety Sdn Bhd (Parent And Subsidiaries) [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
China [Member] | Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	30.00%

Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Buildings And Land [Member]	Dec. 31, 2010 Buildings And Land [Member]	Dec. 31, 2011 Machinery And Equipment [Member]	Dec. 31, 2010 Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed asset impairments associated with restructuring activities	$ 1	$ 5.3
Net book value of capital lease assets			$ 2.1	$ 3.7	$ 0.9	$ 1.6

Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land And Land Improvements [Member]	Dec. 31, 2011 Machinery And Equipment [Member]	Dec. 31, 2011 Buildings [Member]
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 118.5	$ 107.6
Machinery and equipment	2,819.2	2,751.3
Buildings	739	718
Construction in progress	177.8	125.3
Property, plant and equipment	3,854.5	3,702.2
Less accumulated depreciation	(2,733.3)	(2,676.4)
Net of depreciation	$ 1,121.2	$ 1,025.8
Estimated life, Maximum			15	8	40
Estimated life, Minimum				3	20

Property, Plant And Equipment (Schedule Of Depreciation Included In Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation	$ 249.7	$ 263.7	$ 291.2
Cost Of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation	221	233.6	252.4
Selling, General And Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	8.7	8.7	15.4
Research, Development And Engineering Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 20	$ 21.4	$ 23.4

Goodwill And Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Intangible Assets [Abstract]
Impairments of goodwill	$ 0	$ 0	$ 0
Goodwill associated with merger	1,200,000,000
Amortization expense on intangible assets	18,600,000	18,000,000	23,100,000
2012	18,400,000
2013	18,000,000
2014	13,900,000
2015	9,800,000
2016	$ 8,800,000

Goodwill And Intangible Assets (Schedule Of Goodwill And Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Abstract]
Goodwill, Carrying amount at beginning of year	$ 1,612.3	$ 1,614.4
Goodwill, Acquisitions and purchase price adjustments		1.5
Goodwill, Translation differences	(5.3)	(3.6)
Goodwill, Carrying amount at end of year	1,607	1,612.3
Amortized Intangibles, Gross carrying amount	393.6	379
Amortized Intangibles, Accumulated amortization	(284.4)	(269.3)
Amortized Intangibles, Carrying value	$ 109.2	$ 109.7

Restructuring And Other Liabilities (Change In Balance Sheet Position Of Restructuring Reserves) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	$ 48.6	$ 100.3	$ 55.7
Provision/Charge	10.9	31.5	138.9
Provision/Reversal	(4.9)	(10.2)	(5.7)
Cash payments	(22.3)	(66.3)	(85.3)
Non-cash		(1)	(5.3)
Translation difference	0	(5.7)	2
Restructuring reserve, ending balance	32.3	48.6	100.3
Restructuring Employee-Related [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	48.4	100.1	55.3
Provision/Charge	10.1	30.3	133.6
Provision/Reversal	(4.9)	(10.2)	(5.7)
Cash payments	(22.2)	(66.1)	(85.1)
Translation difference	0	(5.7)	2
Restructuring reserve, ending balance	31.4	48.4	100.1
Fixed Asset Impairment [Member]
Restructuring Cost and Reserve [Line Items]
Provision/Charge		1	5.3
Non-cash		(1)	(5.3)
Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0.2	0.2	0.4
Provision/Charge	0.8	0.2
Cash payments	(0.1)	(0.2)	(0.2)
Restructuring reserve, ending balance	$ 0.9	$ 0.2	$ 0.2

Product Related Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Related Liabilities [Abstract]
Reserve at beginning of the year	$ 39.2	$ 30.6	$ 16.7
Change in reserve	14.8	25.4	23.5
Cash payments	(21.2)	(17)	(10.1)
Translation difference	0.2	0.2	0.5
Reserve at end of the year	$ 33	$ 39.2	$ 30.6

Debt And Credit Agreements (Narrative) (Details)	1 Months Ended		12 Months Ended				1 Months Ended		6 Months Ended	12 Months Ended					12 Months Ended								12 Months Ended					1 Months Ended	6 Months Ended	12 Months Ended						1 Months Ended
	Apr. 30, 2011 USD ($)	Jun. 30, 2009 months	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 30, 2009	Dec. 31, 2011 Floating Interest Rates At LIBOR + 1.0% [Member] USD ($)	Jun. 30, 2011 Floating Interest Rate Of STIBOR + 3.9% [Member] USD ($)	Jun. 30, 2011 Floating Interest Rate Of STIBOR + 3.9% [Member] SEK	Jun. 30, 2011 Floating Interest Rate Of STIBOR + 3.9% [Member]	Dec. 31, 2011 Floating Interest Rate Of STIBOR + 3.9% [Member] USD ($)	Dec. 31, 2011 Floating Interest Rate Of STIBOR + 0.95% [Member] USD ($)	Dec. 31, 2011 Floating Interest Rate Of STIBOR + 0.95% [Member] SEK	Dec. 31, 2011 Brazilian Development Bank [Member] USD ($)	Dec. 31, 2011 Japanese Banks [Member] USD ($)	Dec. 31, 2011 Senior Notes Issued In 2007 [Member]	Dec. 31, 2011 London Interbank Offered Rate [Member]	Dec. 31, 2011 U.S Private Placement Notes [Member] USD ($)		Dec. 31, 2011 Notes Related To Equity Units [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Commercial Paper (Reclassified) [Member] USD ($)	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Interest Rate Swap [Member] London Interbank Offered Rate [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Maximum [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Minimum [Member]	Dec. 31, 2011 Brazil [Member] USD ($)	Dec. 31, 2011 Japan [Member] USD ($)	Apr. 30, 2011 Syndicated By Banks [Member]	Jun. 30, 2010 Syndicated By Banks [Member]	Dec. 31, 2011 European Investment Bank [Member] years	Jun. 30, 2009 European Investment Bank [Member] USD ($)	Jun. 30, 2009 European Investment Bank [Member] EUR (€)	Dec. 31, 2011 Swedish Program [Member] USD ($)	Dec. 31, 2011 Swedish Program [Member] SEK	Dec. 31, 2011 United States Program [Member] USD ($)	Apr. 30, 2011 First Anniversary Of April 2011 Loan Facility [Member]	Apr. 30, 2011 Second Anniversary Of April 2011 Loan Facility [Member]
Debt And Credit Agreements [Line Items]
Total short-term debt including DRD			$ 299,000,000
Short-term portion of long-term debt			240,000,000																							13,000,000	9,000,000
Portion related to equity units			107,000,000
Carrying value of notes related to equity			106,000,000
Premium			1,000,000
Interest-rate description											STIBOR + 0.95%	STIBOR + 0.95%				the cancelled swaps,							LIBOR + 1.0%
Short-term debt excluding commercial paper			422,000,000
Short-term debt excluding commercial paper, utilized amount			59,000,000
Unused short-term lines of credit			363,000,000
Weighted average interest rate on short-term debt			8.80%	2.20%																						4.50%	1.60%
Interest rate			8.00%		8.00%								4.50%	1.60%
Effective interest rate on notes			15.00%
Total interest cost of equity units			16,000,000
Nominal value of interest rate swap outstanding			60,000,000			60,000,000
Notes and loans having fixed interest rates			230,000,000														110,000,000
Fixed interest rate on notes and loans																	5.60%			6.20%		5.60%		5.80%	4.60%
Debt instrument maturity period									2014		2017	2017			2019		November 2012		April 30, 2012
Floating interest rates on notes						1.00%	3.90%	3.90%	3.90%		0.95%	0.95%
Other long-term debt			15,000,000										6,000,000	8,000,000
Revolving credit facility amount	1,100,000,000																														291,000,000	225,000,000			488,000,000
Number of other revolving credit facilities			2
Line of credit facility maturity period	2016																																			2017	2018
Line of credit facility commitment fee percent																													0.19%	0.30%
Financing costs			5,000,000
Number of banks syndicated on revolving credit facility																												14
Average maturity year																														5
Final maturity year																														8
Irrevocable loan commitment, in months		18
Unutilized long-term debt facilities			1,400,000,000
Commercial paper																																	1,008,000,000	7,000,000,000	1,000,000,000
Calculated risk amount			150,000,000
Money market funds			436,000,000																		600,000,000
Government paper			0
Long-term debt			348,000,000														400,000,000	[1],[2]
Senior notes			290,000,000
Debt extinguishment cost			(6,200,000)	(12,300,000)						6,200,000
Notes repurchased							86,000,000	600,000,000
Note issued											$ 43,000,000	300,000,000

[1]	Debt Related Derivatives (DRD), i.e. the fair market value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt.
[2]	Interest rates will change as roll-overs occur prior to final maturity.

Debt And Credit Agreements (Debt Profile) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Debt And Credit Agreements [Line Items]
Overdraft/Other short-term debt	$ 302.8		$ 87.1
Interest rate	15.00%
Total long-term	363.5		637.7
Total	348
Effective interest rate on the notes including cash coupon and amortization until repricing	15.00%
Medium-Term Notes - Long-Term Debt [Member]
Debt And Credit Agreements [Line Items]
Weighted average interest rate	3.60%
Thereafter	43.3
Total long-term	43.3
Total	43.3
U.S Private Placement Notes [Member]
Debt And Credit Agreements [Line Items]
Weighted average interest rate	4.90%
2012	110	[1],[2]
2014	125	[1],[2]
Thereafter	165	[1],[2]
Total long-term	290	[1],[2]
Total	400	[1],[2]
Overdraft/Other Short-Term Debt [Member]
Debt And Credit Agreements [Line Items]
Weighted average interest rate	8.80%
2012	59.2	[1]
Total	59.2	[1]
Notes Issued As A Part Of Equity Units [Member]
Debt And Credit Agreements [Line Items]
Interest rate	15.00%
2012	107.2	[3],[4]
Total	107.2	[3]
Other Long-Term Loans, Including Current Portion [Member]
Debt And Credit Agreements [Line Items]
Weighted average interest rate	3.10%
2012	22.4	[5]
2013	10.5	[5]
2014	2.9	[5]
2015	1.7	[5]
Total long-term	15.1	[5]
Total	37.5	[5]
Total Debt As Cash Flow Including Debt Related Derivatives [Member]
Debt And Credit Agreements [Line Items]
2012	298.8	[1]
2013	10.5	[1]
2014	127.9	[1]
2015	1.7	[1]
Thereafter	208.3	[1]
Total long-term	348.4	[1]
Total	647.2	[1]
Debt Related Derivatives Adjustment [Member]
Debt And Credit Agreements [Line Items]
2012	4
Thereafter	15.1
Total long-term	15.1
Total	19.1
Total Debt As Reported [Member]
Debt And Credit Agreements [Line Items]
2012	302.8
2013	10.5
2014	127.9
2015	1.7
Thereafter	223.4
Total long-term	363.5
Total	$ 666.3

[1]	Debt Related Derivatives (DRD), i.e. the fair market value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt.
[2]	Interest rates will change as roll-overs occur prior to final maturity.
[3]	The effective interest rate on the notes including cash coupon and amortization is 15% until repricing.
[4]	Repricing in 2012, final maturity in 2014.
[5]	Primarily loans from Japanese banks in JPY and loans from Brazilian banks in BRL.

Shareholders' Equity (Narrative) (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 30, 2009	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Jun. 30, 2010 Equity Offering [Member]	Jun. 30, 2010 Repurchase Of Equity Units [Member]	Dec. 31, 2011 Stock Incentive Plan [Member]	Dec. 31, 2010 Stock Incentive Plan [Member]	Dec. 31, 2009 Stock Incentive Plan [Member]	Dec. 31, 2011 Purchase Contract Component Of Equity Units [Member] Minimum [Member]	Dec. 31, 2011 Purchase Contract Component Of Equity Units [Member] Maximum [Member]
Shareholders' Equity [Line Items]
Number of shares outstanding			89,293,127
Common shares sold from treasury stock	14,700,000	3,100,000							14,700,000	3,100,000	300,000	800,000	100,000
Equity units number issued, units	6,600,000
Common shares issued in exchange for equity units		2,300,000
Equity units sold aggregate stated amount	$ 235,000,000
Equity units sold aggregate public offering price	165,000,000
Forward purchase price contract obligation per share	$ 25					$ 25
Undivided beneficial ownership interest	2.50%
Senior notes principal amount	1,000
Senior notes interest rate	8.00%		8.00%
Purchase contract settlement date			April 30, 2012
Senior notes maturity	2014
Shares to be issued under the purchase contract							5,700,000	6,900,000
Closing market price							19.2	16
Dividends paid			154,300,000	57,700,000	14,800,000
Fair value of purchase contract per unit at issuance	3.75
Senior notes fair value, per note	$ 21.25
Allocation of underwriting commissions as deferred charges	1.00%
Underwriting commissions paid, total	6.00%
Underwriting commissions allocated to equity forward	5.00%
Payments to equity unit holders		7,400,000
Remaining aggregate interest coupons cost		$ 4
Remaining aggregate interest coupons per unit		3.14
Remaining aggregate interest coupons discount rate		22.00%
Equity units outstanding		4,250,920
Aggregate number of shares repurchased			34,300,000
Aggregate value of shares repurchased			1,473,200,000
Repurchased shares remain in treasury stock			13,500,000	13,800,000										5,700,000	6,900,000
Shares remain to be repurchased			3,188,045
Values of notes at the end of period, years			3
Debt loss on extinguishment				12,000,000
Increase in Total Equity due to repurchases of equity units			$ 57,000,000

Shareholders' Equity (Schedule Of Dividends Paid) (Details) (USD $)	3 Months Ended						12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Cash dividend paid per share	$ 0.45	$ 0.45	$ 0.43	$ 0.4	$ 0.35	$ 0.3	$ 1.73	$ 0.65	$ 0.21
Cash dividend declared per share							$ 1.78	$ 1.05

Shareholders' Equity (Other Comprehensive (Loss) Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Shareholders' Equity [Abstract]
Cumulative translation adjustments	$ 38.4	[1]	$ 81	[1]	$ 110.6	[1]
Net gain/(loss) of cash flow hedge derivatives			0	[1]	(0.2)	[1]
Net pension liability	(80.7)	[1]	(44.6)	[1]	(36.1)	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	(42.3)	[1]	36.4	[1]	74.3	[1]
Deferred taxes on cash flow hedge derivatives			0	[1]	0	[1]
Deferred taxes on the pension liability	$ 45.5	[1]	$ 25	[1]	$ 20.8	[1]

[1]	The components of Other Comprehensive (Loss) Income are net of any related income tax effects.

Supplemental Cash Flow Information (Schedule Of Acquisitions And Divestitures Of Businesses, Net Of Cash Acquired) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Fair value of assets acquired excluding cash	$ (32.4)	$ (133.9)		$ (47.1)
Fair value of non-controlling interests		4.2	[1]
Liabilities assumed	9.2	52.3		10.8
Acquisition of businesses, net of cash acquired	(23.2)	(77.4)		(36.3)
Divestitures of business, net of cash disposed	$ 5.4

[1]	See Note 13 for further details - includes tax effects where applicable.

Supplemental Cash Flow Information (Schedule Of Payments For Interest And Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Interest	$ 68	$ 63	$ 74
Income taxes	$ 257	$ 149	$ 31

Stock Incentive Plan (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	$ 4.5	$ 5.8	$ 4.8
Total stock compensation cost	7.4	6.9	6.2
Total compensation cost related to non-vested awards	4.5
Weighted average period over which cost is expected to be recognized	2
Weighted average grant date fair value of stock options granted	$ 23.27	$ 13.67	$ 3.93
Aggregate intrinsic value	12
Closing price per share	$ 53.49
Aggregate intrinsic value for stock options exercisable	12
Shares transferred to employee term, years	3
Date shares become exercisable	1
Stock options granted for term, years	10
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum common shares that may be issued for awards	9,585,055
Number of common shares that have been issued for awards	5,123,967
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value	$ 17.1

Stock Incentive Plan (Schedule Of Weighted Average Fair Value Of Stock Options Granted) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Incentive Plan [Abstract]
Risk-free interest rate	2.20%	2.50%	2.00%
Dividend yield	2.20%	2.20%	2.30%
Expected life in years	4.1	4.1	4.1
Expected volatility	45.00%	42.00%	34.00%

Stock Incentive Plan (Schedule Of Number Of Restricted Stock Units) (Details) (Restricted Stock Units (RSUs) [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	360,928	351,659	234,259
Granted	64,599	102,120	201,766
Shares issued	(84,294)	(83,243)	(70,364)
Cancelled/Forfeited/Expired	(21,111)	(9,608)	(14,002)
Outstanding at end of year	320,122	360,928	351,659

Stock Incentive Plan (Schedule Of Number Of Stock Options) (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	1,155,966	1,586,618	1,213,977
Weighted average exercise price, Outstanding beginning balance	$ 40.31	$ 35.41	$ 45.05
Number of options, Granted	193,833	303,960	605,300
Weighted average exercise price, Granted	$ 72.95	$ 44.8	$ 16.31
Number of options, Exercised	(244,218)	(717,837)	(36,085)
Weighted average exercise price, Exercised	$ 40.32	$ 30.9	$ 18.12
Number of options, Cancelled/Forfeited/Expired	(32,579)	(16,775)	(196,574)
Weighted average exercise price, Cancelled/Forfeited/Expired	$ 38.38	$ 53.96	$ 39.31
Number of options, Outstanding ending balance	1,073,002	1,155,966	1,586,618
Weighted average exercise price, Outstanding ending balance	$ 46.26	$ 40.31	$ 35.41

Stock Incentive Plan (Schedule Of Options Exercisable) (Details) (Options Exercisable [Member], USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options Exercisable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, shares	886,605	854,056	1,003,818
Weighted average exercise price	$ 40.65	$ 38.73	$ 46.5

Stock Incentive Plan (Schedule Of Stock Options Outstanding And Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	1,073,002
Remaining contract life in years, Outstanding options	6.3
Number outstanding, Weighted average exercise price	$ 46.26
Number exercisable	886,605
Remaining contract life in years, exercisable options	5.7
Number exercisable, Weighted average excercise price	$ 40.65
$16.31-$19.96 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	198,950
Remaining contract life in years, Outstanding options	6.54
Number outstanding, Weighted average exercise price	$ 16.62
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 16.31
Shares authorized under stock option plans, exercise price range, upper range limit	$ 19.96
Number exercisable	198,950
Remaining contract life in years, exercisable options	6.54
Number exercisable, Weighted average excercise price	$ 16.62
$21.36-$29.37 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	34,700
Remaining contract life in years, Outstanding options	1
Number outstanding, Weighted average exercise price	$ 21.36
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 21.36
Shares authorized under stock option plans, exercise price range, upper range limit	$ 29.37
Number exercisable	34,700
Remaining contract life in years, exercisable options	1
Number exercisable, Weighted average excercise price	$ 21.36
$40.26-$49.60 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	410,830
Remaining contract life in years, Outstanding options	5.67
Number outstanding, Weighted average exercise price	$ 45.5
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 40.26
Shares authorized under stock option plans, exercise price range, upper range limit	$ 49.6
Number exercisable	410,830
Remaining contract life in years, exercisable options	5.67
Number exercisable, Weighted average excercise price	$ 45.5
$51.67 - $72.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	428,522
Remaining contract life in years, Outstanding options	7.22
Number outstanding, Weighted average exercise price	$ 62.68
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 51.67
Shares authorized under stock option plans, exercise price range, upper range limit	$ 72.95
Number exercisable	242,125
Remaining contract life in years, exercisable options	5.74
Number exercisable, Weighted average excercise price	$ 54.95

Contingent Liabilities (Details) In Millions, unless otherwise specified	1 Months Ended		0 Months Ended
	Sep. 30, 2010 Normandy Precision Components Case [Member] USD ($)	Sep. 30, 2010 Normandy Precision Components Case [Member] EUR (€)	Apr. 19, 2010 SEVA Technologies [Member] USD ($)	Apr. 19, 2010 SEVA Technologies [Member] EUR (€)
Loss Contingencies [Line Items]
Damages sought	$ 14	€ 11	$ 28	€ 22

Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Rental expense for operating leases	$ 36.4	$ 29.4	$ 28.3
Operating lease, future minimum payment, total	98.7
Operating lease, future minimum payment, 2012	29.3
Operating lease, future minimum payment, 2013	22.5
Operating lease, future minimum payment, 2014	17.3
Operating lease, future minimum payment, 2015	9.4
Operating lease, future minimum payment, 2016	7.8
Operating lease, future minimum payment, 2017 and thereafter	12.4
Capital lease, future minimum payment, total	1.9
Capital lease, future minimum payment, 2012	0.7
Capital lease, future minimum payment, 2013	0.5
Capital lease, future minimum payment, 2014	0.4
Capital lease, future minimum payment, 2015	0.3
Capital lease, future minimum payment, 2016	0
Capital lease, future minimum payment, 2017 and thereafter	$ 0
Capital Lease [Member]
Operating Leased Assets [Line Items]
Leases expiration date	2015
Operating Lease [Member]
Operating Leased Assets [Line Items]
Leases expiration date	2045

Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 years		Dec. 31, 2010		Dec. 31, 2009
Retirement Plans [Line Items]
Contributions to defined contribution plans		$ 13.2		$ 13.2		13.5
Contributions to multi-employer plans		1.8		2.1		2.2
Minimum percentage for which multiemployer plans is funded		100.00%
Estimated prior service credit amortizable from other comprehensive income into net benefit cost		0.2
Targeted level of equity exposure		50.00%
Weighted average discount rate used to determine U.S. postretirement benefit obligation		4.60%		5.40%
Average discount rate used to determine U.S. postretirement benefit cost		5.40%		5.80%		6.40%
U.S. [Member]
Retirement Plans [Line Items]
Estimated prior service credit amortizable from other comprehensive income into net benefit cost		(1)		(1)
Expected amortization of net losses		7.6
Net periodic benefit cost	15.8	11.2
Estimated remaining service lives of the plan participants, years		11
Accumulated benefit obligation		198.5		163.6
Targeted level of equity exposure		65.00%
Long-term rate of return plan assets assumed for calculating expense		7.50%		7.50%		7.50%
Percentage of targeted and actual allocation of debt instruments accounts		35.00%
Expected contribution by the company over the next fiscal year		6.7
Defined Benefit Plan, Contributions by Employer		7.3		5.5
Non-U.S. [Member]
Retirement Plans [Line Items]
Estimated prior service credit amortizable from other comprehensive income into net benefit cost		0.1		0.2
Expected amortization of net losses		1.4
Net periodic benefit cost	16.3	21.4
Accumulated benefit obligation		140.3		142.3
U. K. [Member]
Retirement Plans [Line Items]
Percentage of targeted and actual allocation of debt instruments accounts		100.00%
Percentage of total plan assets		52.00%
Expected contribution by the company over the next fiscal year		0.2
Defined Benefit Plan, Contributions by Employer		$ 0.3		$ 0.4
Minimum [Member] | Non-U.S. [Member]
Retirement Plans [Line Items]
Estimated remaining service lives of the plan participants, years		4
Long-term rate of return plan assets assumed for calculating expense		1.50%	[1]	2.00%	[1]	1.80%	[1]
Maximum [Member] | Non-U.S. [Member]
Retirement Plans [Line Items]
Estimated remaining service lives of the plan participants, years		21
Long-term rate of return plan assets assumed for calculating expense		6.25%	[1]	6.25%	[1]	7.00%	[1]

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 95% of the projected benefit obligation.

Retirement Plans (Schedule Of Changes In Benefit Obligations And Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Postretirement Benefits Other Than Pensions [Member]
Retirement Plans [Line Items]
Service cost	$ 1.3	$ 1.2	$ 1.1
Interest cost	1.5	1.4	1.6
Benefit Obligation [Member]
Retirement Plans [Line Items]
Benefit obligation at beginning of year	27.9	28.1	24.8
Service cost	1.3	1.2	1.1
Interest cost	1.5	1.4	1.6
Actuarial (gain) loss due to: Change in discount rate	3.1	1.7	1.9
Actuarial (gain) loss due to: Experience	0.5	(3.7)	0.1
Actuarial (gain) loss due to: Other assumption changes	(2.7)		(0.6)
Benefits paid	(0.8)	(0.8)	(0.8)
Benefit obligation at end of year	30.8	27.9	28.1
U.S. [Member]
Retirement Plans [Line Items]
Company contributions	7.3	5.5
Funded status recognized in the balance sheet	(116.5)	(53.5)
U.S. [Member] | Benefit Obligation [Member]
Retirement Plans [Line Items]
Benefit obligation at beginning of year	190.4	171.9
Service cost	6.3	5.1
Interest cost	10	9.1
Actuarial (gain) loss due to: Change in discount rate	31	20.1
Actuarial (gain) loss due to: Experience	5.9	(9.9)
Actuarial (gain) loss due to: Other assumption changes	19.4	(1.8)
Benefits paid	(5.7)	(4.1)
Settlements	(0.3)
Benefit obligation at end of year	257	190.4
Non-U.S. [Member]
Retirement Plans [Line Items]
Funded status recognized in the balance sheet	(76.6)	(82.5)
Non-U.S. [Member] | Benefit Obligation [Member]
Retirement Plans [Line Items]
Benefit obligation at beginning of year	170.2	133.5
Service cost	12.3	10
Interest cost	7.6	6.5
Actuarial (gain) loss due to: Change in discount rate	9.5	9.4
Actuarial (gain) loss due to: Experience	(0.1)	3.5
Actuarial (gain) loss due to: Other assumption changes	(4.9)	2.6
Plan participants' contributions	0.2	0.2
Plan amendments	0.8	0.5
Benefits paid	(8.5)	(8)
Settlements	(25.3)	(1.9)
Curtailments	0.3	(0.2)
Special termination benefits	0.1	0.2
Acquisitions		10
Other	(0.1)	(0.2)
Translation difference	(1.6)	4.1
Benefit obligation at end of year	160.5	170.2
Fair Value Of Plan Assets [Member] | Postretirement Benefits Other Than Pensions [Member]
Retirement Plans [Line Items]
Company contributions	0.8	0.8	0.8
Benefits paid	(0.8)	(0.8)	(0.8)
Accrued postretirement benefit cost recognized in the balance sheet	(30.8)	(27.9)	(28.1)
Fair Value Of Plan Assets [Member] | U.S. [Member]
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	136.9	120.4
Actual return on plan assets	2	15.1
Company contributions	7.3	5.5
Benefits paid	(5.7)	(4.1)
Fair value of plan assets at year end	140.5	136.9
Fair Value Of Plan Assets [Member] | Non-U.S. [Member]
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	87.7	75.8
Actual return on plan assets	7.7	3.6
Company contributions	22.8	10.1
Plan participants' contributions	0.2	0.2
Benefits paid	(8.5)	(8)
Settlements	(25.3)	(1.9)
Acquisitions		6.5
Other	(0.1)	(0.1)
Translation difference	(0.6)	1.5
Fair value of plan assets at year end	$ 83.9	$ 87.7

Retirement Plans (Schedule Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Postretirement Benefits Other Than Pensions [Member]	Dec. 31, 2010 Postretirement Benefits Other Than Pensions [Member]	Dec. 31, 2009 Postretirement Benefits Other Than Pensions [Member]	Dec. 31, 2012 U.S. [Member]	Dec. 31, 2011 U.S. [Member]	Dec. 31, 2011 U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2010 U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2009 U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2012 Non-U.S. [Member]	Dec. 31, 2011 Non-U.S. [Member]	Dec. 31, 2011 Non-U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2010 Non-U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2009 Non-U.S. [Member] Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1.3	$ 1.2	$ 1.1			$ 6.3	$ 5.1	$ 5.9			$ 12.3	$ 10	$ 8.5
Interest cost	1.5	1.4	1.6			10	9.1	10			7.6	6.5	5.6
Expected return on plan assets						(9.9)	(8.5)	(7)			(4.4)	(4.2)	(3.4)
Amortization of prior service credit	(0.1)	(0.1)	(0.1)			(1)	(1)	(1)			0.1	0.2	0.1
Amortization of actuarial loss	(0.1)	(0.3)				5.4	3.4	6.5			1	0.5	0.4
Settlement loss (gain)						0.4					4.5	0.5	0.8
Curtailment loss (gain)											0.2	0.3	(2.5)
Special termination benefits											0.1	0.2	1.3
Net periodic benefit cost	$ 2.6	$ 2.2	$ 2.6	$ 15.8	$ 11.2	$ 11.2	$ 8.1	$ 14.4	$ 16.3	$ 21.4	$ 21.4	$ 14	$ 10.8

Retirement Plans (Schedule Of Components Of Accumulated Other Comprehensive Income Before Tax) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 U.S. [Member]	Dec. 31, 2010 U.S. [Member]	Dec. 31, 2009 U.S. [Member]	Dec. 31, 2011 U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2010 U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2011 U.S. [Member] Postretirement Benefits Other Than Pensions [Member]	Dec. 31, 2010 U.S. [Member] Postretirement Benefits Other Than Pensions [Member]	Dec. 31, 2011 Non-U.S. [Member]	Dec. 31, 2010 Non-U.S. [Member]	Dec. 31, 2009 Non-U.S. [Member]	Dec. 31, 2011 Non-U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2010 Non-U.S. [Member] Defined Benefit Plans [Member]	Dec. 31, 2011 Non-U.S. [Member] Postretirement Benefits Other Than Pensions [Member]	Dec. 31, 2010 Non-U.S. [Member] Postretirement Benefits Other Than Pensions [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)				$ 110.6	$ 52.5	$ (1.6)	$ (2.5)				$ 21.9	$ 26.4	$ (1)	$ (1.3)
Prior service cost (credit)				(5)	(6)	(0.3)	(0.4)	0.8			1.6	0.9
Total accumulated other comprehensive income recognized in the balance sheet	$ 105.6	$ 46.5	$ 47	$ 105.6	$ 46.5	$ (1.9)	$ (2.9)	$ 23.5	$ 27.3	$ 12.3	$ 23.5	$ 27.3	$ (1)	$ (1.3)

Retirement Plans (Schedule Of Changes In Accumulated Other Comprehensive Income Before Tax) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs	$ (0.2)
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	46.5	47
Net actuarial loss (gain)	64.1	1.9
Amortization of prior service costs	1	1
Amortization of actuarial loss	(6)	(3.4)
Total retirement benefit recognized in accumulated other comprehensive income at end of year	105.6	46.5
Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	27.3	12.3
Net actuarial loss (gain)	1.2	14.6
Prior service cost (credit)	0.8
Amortization of prior service costs	(0.1)	(0.2)
Amortization of actuarial loss	(5.4)	(0.5)
Translation difference	(0.3)	1.1
Total retirement benefit recognized in accumulated other comprehensive income at end of year	$ 23.5	$ 27.3

Retirement Plans (Schedule Of Accumulated Benefit Obligations Exceeding Fair Value Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	$ 257	$ 190.4
Accumulated Benefit Obligation (ABO)	198.5	163.6
Fair value of plan assets	140.5	136.9
Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	87.6	104.2
Accumulated Benefit Obligation (ABO)	69.2	77.7
Fair value of plan assets	$ 5.9	$ 17.8

Retirement Plans (Schedule Of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation discount rate	4.60%		5.05%
Benefit obligation rate of increases in compensation level	3.50%		3.80%
Net periodic benefit cost discount rate	5.05%		5.80%		6.40%
Net periodic benefit cost rate of increases in compensation level	3.80%		4.00%		4.00%
Expected long-term rate of return on assets	7.50%		7.50%		7.50%
Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation percentage	95.00%
Minimum [Member] | Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation discount rate	1.50%	[1]	1.25%	[1]
Benefit obligation rate of increases in compensation level	2.25%	[1]	2.25%	[1]
Net periodic benefit cost discount rate	1.25%	[1]	1.75%	[1]	2.00%	[1]
Net periodic benefit cost rate of increases in compensation level	2.25%	[1]	2.25%	[1]	2.25%	[1]
Expected long-term rate of return on assets	1.50%	[1]	2.00%	[1]	1.80%	[1]
Maximum [Member] | Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation discount rate	5.50%	[1]	6.00%	[1]
Benefit obligation rate of increases in compensation level	5.00%	[1]	6.50%	[1]
Net periodic benefit cost discount rate	6.00%	[1]	7.00%	[1]	7.60%	[1]
Net periodic benefit cost rate of increases in compensation level	6.50%	[1]	5.00%	[1]	5.00%	[1]
Expected long-term rate of return on assets	6.25%	[1]	6.25%	[1]	7.00%	[1]

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 95% of the projected benefit obligation.

Retirement Plans (Schedule Of Fair Value Of Total Plan Assets) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target allocation	50.00%
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Fair value allocation	66.00%	66.00%
Debt securities, Fair value allocation	34.00%	34.00%
Total, Fair value allocation	100.00%	100.00%
Equity securities, Target allocation	65.00%
Debt instruments, Target allocation	35.00%
Total, Target allocation	100.00%
Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Fair value allocation	12.00%	11.00%
Debt securities, Fair value allocation	59.00%	48.00%
Other assets, Fair value allocation	29.00%	41.00%
Total, Fair value allocation	100.00%	100.00%

Retirement Plans (Schedule Of Valuation Of Company's Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Line Items]
Total carrying value of plan assets	$ 224.4	$ 224.6
Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	206.4	196.7
Level 2 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	18	27.9
US Equity [Member] | Large Cap [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	60.5	57.5
US Equity [Member] | Large Cap [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	60.5	57.5
US Equity [Member] | Mid Cap [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	7.2	7.7
US Equity [Member] | Mid Cap [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	7.2	7.7
US Equity [Member] | Small Cap [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	7.3	7.9
US Equity [Member] | Small Cap [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	7.3	7.9
Non-US Equity [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	27.8	30.2
Non-US Equity [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	27.8	26.2
Non-US Equity [Member] | Level 2 [Member]
Retirement Plans [Line Items]
Fair value of plan assets		4
US Bonds [Member] | Government [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	20.2	19.4
US Bonds [Member] | Government [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	20.2	19.4
US Bonds [Member] | Corporate [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	9.7	8.8
US Bonds [Member] | Corporate [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	9.7	8.8
US Bonds [Member] | Aggregate [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	16.3	16.9
US Bonds [Member] | Aggregate [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	16.3	16.9
Non-US Bond [Member] | Government [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	4.5	8
Non-US Bond [Member] | Government [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	4.5	5
Non-US Bond [Member] | Government [Member] | Level 2 [Member]
Retirement Plans [Line Items]
Fair value of plan assets		3
Non-US Bond [Member] | Corporate [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	46.4	39.3
Non-US Bond [Member] | Corporate [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	46.4	39.3
Insurance Contracts [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	18	20.9
Insurance Contracts [Member] | Level 2 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	18	20.9
Cash Or Cash Equivalents [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	6.5	8
Cash Or Cash Equivalents [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	$ 6.5	$ 8

Retirement Plans (Schedule Of Benefits Expected Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Postretirement Benefits Other Than Pensions [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 1
2013	1.1
2014	1.2
2015	1.4
2016	1.5
Years 2017-2021	10.2
U.S. [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	9.5
2013	10.5
2014	11.6
2015	12.9
2016	15.2
Years 2017-2021	94.2
Non-U.S. [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	4.9
2013	5.8
2014	6.4
2015	7
2016	7.6
Years 2017-2021	$ 53.3

Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 3,117	$ 2,976
Long-lived intangible assets from acquisition goodwill	1,518	1,526
GM [Member]
Segment Reporting Information [Line Items]
Percentage of sales to individuals	15.00%	14.00%	12.00%
Renault [Member]
Segment Reporting Information [Line Items]
Percentage of sales to individuals	12.00%	13.00%	14.00%
Ford [Member]
Segment Reporting Information [Line Items]
Percentage of sales to individuals	10.00%		13.00%
Volvo Cars [Member]
Segment Reporting Information [Line Items]
Percentage of sales to individuals			4.00%
Volkswagen [Member]
Segment Reporting Information [Line Items]
Percentage of sales to individuals			12.00%
U. S. [Member]
Segment Reporting Information [Line Items]
External sales	1,920	1,651	918
Long-lived assets, Total	1,774	1,728
Exports From The U.S. To Other Regions [Member]
Segment Reporting Information [Line Items]
External sales	$ 535	$ 431	$ 222

Segment Information (Schedule Of Net Sales Attributed To Geographic Areas) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales, Total	$ 2,044.7	$ 2,017.6	$ 2,061.5	$ 2,108.6	$ 1,907.4	$ 1,740.9	$ 1,801.5	$ 1,720.8	$ 8,232.4	$ 7,170.6	$ 5,120.7
Europe [Member]
Net sales, Total									3,102	2,759	2,551
Americas [Member]
Net sales, Total									2,559	2,194	1,311
China [Member]
Net sales, Total									982	813	484
Japan [Member]
Net sales, Total									758	791	499
Rest Of Asia [Member]
Net sales, Total									$ 831	$ 614	$ 276

Segment Information (Schedule Of Sales By Product) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue from External Customer [Line Items]
Net sales, Total	$ 2,044.7	$ 2,017.6	$ 2,061.5	$ 2,108.6	$ 1,907.4	$ 1,740.9	$ 1,801.5	$ 1,720.8	$ 8,232.4		$ 7,170.6		$ 5,120.7
Airbags And Associated Products [Member]
Revenue from External Customer [Line Items]
Net sales, Total									5,393	[1]	4,722	[1]	3,250	[1]
Seatbelts And Associated Products [Member]
Revenue from External Customer [Line Items]
Net sales, Total									2,679	[2]	2,364	[2]	1,822	[2]
Active Safety Products [Member]
Revenue from External Customer [Line Items]
Net sales, Total									$ 160		$ 85		$ 49

[1]	Includes sales of steering wheels, passive safety electronics, inflators and initiators.
[2]	Includes sales of seat components.

Segment Information (Schedule Of Long-Lived Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-lived assets, Total	$ 3,117	$ 2,976
Europe [Member]
Long-lived assets, Total	641	622
Americas [Member]
Long-lived assets, Total	1,946	1,882
China [Member]
Long-lived assets, Total	198	152
Japan [Member]
Long-lived assets, Total	152	152
Rest Of Asia [Member]
Long-lived assets, Total	$ 180	$ 168

Earnings Per Share (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares included in dilutive weighted average share amounts related to equity units	4	4.5
Potentially dilutive shares	0.2	0.1	0.9
Maximum Share Price [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential number of equity units, shares	6.9
Minimum Share Price [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential number of equity units, shares	5.7

Earnings Per Share (Weighted Average Shares Used In Earnings Per Share Calculation) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Weighted average shares basic	89.2	87.3	81.5
Effect of dilutive securities: stock options/share awards	0.5	0.6	0.4
Effect of dilutive securities: equity units	4	4.5	2.6
Weighted average shares diluted	93.7	92.4	84.5

Quarterly Financial Data (Schedule Of Unaudited Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Net sales	$ 2,044.7	$ 2,017.6	$ 2,061.5	$ 2,108.6	$ 1,907.4	$ 1,740.9	$ 1,801.5	$ 1,720.8	$ 8,232.4	$ 7,170.6	$ 5,120.7
Gross profit	429.1	411.2	421.6	466	422.8	373.8	412	383.5	1,727.9	1,592.1	847.9
Income before taxes	210.9	192.6	185	239.8	230.8	189.6	205.9	179.2
Net income attributable to controlling interests	$ 158.5	$ 138.4	$ 145	$ 181.5	$ 177.5	$ 140.1	$ 146.5	$ 126.5	$ 623.4	$ 590.6	$ 10
Earnings per share- basic	$ 1.78	$ 1.55	$ 1.62	$ 2.04	$ 2.01	$ 1.58	$ 1.69	$ 1.48	$ 6.99	$ 6.77	$ 0.12
Earnings per share- diluted	$ 1.7	$ 1.48	$ 1.54	$ 1.93	$ 1.89	$ 1.51	$ 1.6	$ 1.39	$ 6.65	$ 6.39	$ 0.12
Dividends paid	$ 0.45	$ 0.45	$ 0.43	$ 0.4	$ 0.35	$ 0.3			$ 1.73	$ 0.65	$ 0.21

Quarterly Financial Data (Schedule Of Exchange Rates For Key Currencies Vs U.S. Dollar) (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
EUR [Member]
Quarterly Financial Data [Line Items]
Exchange Rates For Key Currencies vs U.S. Dollar, Average	1.39	1.321	1.387	1.459	1.368
Exchange Rates For Key Currencies vs U.S. Dollar	1.292	1.323	1.435	1.411	1.465
CNY [Member]
Quarterly Financial Data [Line Items]
Exchange Rates For Key Currencies vs U.S. Dollar, Average	0.155	0.148	0.146	0.144	0.131
Exchange Rates For Key Currencies vs U.S. Dollar	0.159	0.151	0.147	0.146	0.138
JPY/1000 [Member]
Quarterly Financial Data [Line Items]
Exchange Rates For Key Currencies vs U.S. Dollar, Average	12.57	11.411	10.692	9.738	8.491
Exchange Rates For Key Currencies vs U.S. Dollar	12.881	12.268	10.877	11.093	8.844
KRW/1000 [Member]
Quarterly Financial Data [Line Items]
Exchange Rates For Key Currencies vs U.S. Dollar, Average	0.904	0.864	0.783	0.911	1.074
Exchange Rates For Key Currencies vs U.S. Dollar	0.863	0.883	0.859	0.795	1.068
MXN [Member]
Quarterly Financial Data [Line Items]
Exchange Rates For Key Currencies vs U.S. Dollar, Average	0.08	0.079	0.074	0.09	0.092
Exchange Rates For Key Currencies vs U.S. Dollar	0.071	0.081	0.076	0.074	0.091
SEK [Member]
Quarterly Financial Data [Line Items]
Exchange Rates For Key Currencies vs U.S. Dollar, Average	0.154	0.139	0.131	0.152	0.148
Exchange Rates For Key Currencies vs U.S. Dollar	0.144	0.147	0.139	0.129	0.155